Securities Act Registration No. 333-178164

Investment Company Act Registration No. 811-22638

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No. __
☒	Post-Effective Amendment No. 29

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 30

(Check appropriate box or boxes.)

Arrow Investments Trust

(Exact Name of Registrant as Specified in Charter)

6100 Chevy Chase Dr., Suite 100

Laurel, MD 20707

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (301) 260-1001

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

Immediately upon filing pursuant to paragraph (b)

☒On December 1, 2016 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ARROW DWA TACTICAL ETF

DWAT

PROSPECTUS

December 1, 2016

1-877-ARROW-FD

(1-877-277-6933)

www.ArrowShares.com

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are listed and traded on the NASDAQ Stock Market, LLC.

Table of Contents

ARROW DWA TACTICAL ETF SUMMARY
Investment Objective
Fees and Expenses of the Fund
Principal Investment Strategies of the Fund
Principal Risks of Investing in the Fund
Fund Performance
Investment Advisor
Purchase and Sale of Fund Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES AND RISKS
Principal Investment Strategies
Principal Investment Risks
Portfolio Holdings
MANAGEMENT OF THE FUND
Investment Advisor
Portfolio Managers Investment Subsidiary
NET ASSET VALUE
PREMIUM/DISCOUNT INFORMATION
HOW TO BUY AND SELL SHARES
Share Trading Prices
Book Entry
FREQUENT PURCHASES AND REDEMPTIONS OF SHARES
DISTRIBUTION AND SERVICE PLAN
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
FUND SERVICE PROVIDERS
OTHER INFORMATION
Investments by Investment Companies
Continous Offering
Householding
FINANCIAL HIGHLIGHTS

Arrow DWA Tactical ETF Summary

Investment Objective: The Fund seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. Investors may pay brokerage commissions on their purchases and sales of Shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.89%
Acquired Fund Fees and Expenses (1)	0.28%
Total Annual Fund Operating Expenses	2.17%
Fee Waiver (2)	(0.49)%
Total Annual Fund Operating Expenses After Fee Waiver	1.68%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

(2) The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until November 30, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund expenses or extraordinary expenses such as litigation) do not exceed 1.40% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days written notice to the Fund's adviser.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 years
$171	$632	$1,120	$2,465

Investors may pay brokerage commissions on their purchases and sales of fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund primarily invests in other exchange traded funds (“ETFs”) that each invest primarily in domestic and foreign (including emerging markets) (i) equity securities of any market capitalization, (ii) fixed-income securities of any credit quality, or (iii) alternative assets. In addition, the Fund may invest in commodity futures through a wholly-owned and controlled Cayman subsidiary (the “Tactical Subsidiary”). The Fund defines equity securities to be exchange traded common and preferred stocks; and defines fixed-income securities to be bonds, notes, debentures or similar instruments; and defines alternative assets to be investments that are historically uncorrelated to either equity or fixed income investments, which are commodity futures, commodities, exchange traded master limited partnerships (“MLPs”) and real estate-related securities, which include foreign and domestic exchange traded real estate investment trusts (“REITs”), exchange traded real estate operating companies (“REOCs”) or similar instruments. The Fund’s fixed income securities may be rated below investment grade (rated BB+ or lower by Standard & Poor’s Ratings Services (“S&P”) or comparably rated by another nationally recognized statistical rating organization (“NRSRO”)), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Fund’s advisor to be of comparable quality. The Fund is a “fund of funds,” which means that it primarily invests in ETFs; however, when appropriate, the advisor may elect to invest directly in the types of securities described above (other than commodities).

The advisor allocates the Fund’s portfolio using research from Dorsey Wright & Associates (“DWA”), which comes from the DWA Global Macro investment model (the “DWA Global Macro model”), as well as the Advisor’s proprietary methodology. The DWA Global Macro model is based on a technical analysis of historical price and return forecasts. Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices. The advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the returns of the components of the DWA Global Macro model. The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the returns of the components of the DWA Global Macro model. The Fund invests in securities without restriction as to capitalization, credit quality or country.

Under normal market conditions, the Fund will invest:

  From 0% to 100% of its assets in ETFs that invest in equity securities;
  From 0% to 100% of its assets in ETFs that invest in fixed-income securities; and
  From 0% up to 90% of its assets in ETFs that invest in alternative assets.

The Fund may invest up to 25% of its total assets in the Tactical Subsidiary. The Tactical Subsidiary will invest primarily in commodity futures, as well as fixed-income securities and cash equivalents, which are intended to serve as margin or collateral for the Tactical Subsidiary’s investments in commodity futures. When viewed on a consolidated basis, the Tactical Subsidiary is subject to the same investment restrictions as the Fund. The Fund will consolidate the Tactical Subsidiary for purposes of financial statements, leverage and concentration. The advisor is solely responsible for managing the assets of the Tactical Subsidiary.

The Fund will invest in ETFs within specific asset classes when the research provided by DWA indicates a high probability that the applicable asset classes and ETFs are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among an asset class or ETF when the research provided by DWA indicates that such asset class or ETF is likely to underperform the applicable universe. The Fund may invest more heavily in fixed-income ETFs, cash positions and similar securities when the research provided by DWA indicates these assets should significantly outperform the equity and/or alternative asset classes.

In general, the Fund’s investments in equity securities are intended to achieve the capital appreciation component of the Fund’s investment objectives. At times, the Fund may invest in fixed-income securities in order to achieve the capital preservation component of the Fund’s investment objectives. The Fund’s investments in alternative assets are intended to enable the portfolio to be less reliant on fixed-income investments for reducing volatility and equities for increasing returns. The advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives. The Fund will not invest in options or swaps.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objective.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs and the Tactical Subsidiary.

•	Commodity Risk: ETFs investing in the commodities markets and investments in the Tactical Subsidiary may subject the Fund to greater volatility than investments in traditional securities.
•	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund or through an ETF, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in “junk bonds.” Such securities are speculative investments that carry greater risks than higher quality debt securities.
•	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.
•	ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:
o	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
o	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for Shares of the Fund.
o	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.
•	ETF Investment Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.

•	Fixed Income Risk: When the Fund invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund's investments decreases.
•	Foreign Investment Risk: Although the Fund will not invest in the securities of foreign companies directly other than the Tactical Subsidiary, it may invest in ETFs that invest in foreign international equity securities. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•	Futures Risk: The Fund’s use of futures to track the returns of commodities involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying commodity. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying commodity.
•	Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
•	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.
•	Leverage Risk: Using derivatives to increase the Fund's exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.
•	Management Risk: The advisor's investment decisions about individual securities and derivatives as well as ETFs impact the Fund's ability to achieve its investment objective. The advisor's judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the advisor's investment strategy will produce the desired results.
•	Market Risk: Overall stock market risks may affect the value of individual securities, derivatives and ETFs in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
•	Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.
•	Real Estate Risk: ETFs that invest in real estate are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.
•	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.
•	Sector Risk: The Fund may focus its investments in securities of a particular sector or in ETFs that focus investments in securities of a particular sector. Economic, legislative or regulatory developments may occur, which significantly affect the entire sector. This may cause the Fund's net asset value to fluctuate more than that of the Fund that does not focus in a particular sector.
•	Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•	Taxation Risk: By investing in commodities indirectly through the Tactical Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Tactical Subsidiary is a controlled foreign corporation, any income received from the Tactical Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.
•	Wholly-Owned Subsidiary Risk: The Tactical Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Tactical Subsidiary, respectively, are or will be organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Tactical Subsidiary.

Fund Performance

The bar chart and performance table below show the variability of the Fund’s return, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and daily NAV per share information is available at no cost by visiting www.arrowfunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Total Return (Year ended December 31):

Best Quarter	12/31/2015	3.09%
Worst Quarter	9/30/2015	(7.70)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2016 was (5.39)%.

Average Annual Total Returns (as of December 31, 2015)

	One Year	Since Inception*
Return Before Taxes	(5.39)%	(0.84)%
Return after Taxes on Distributions	(5.41)%	(0.72)%
Return after Taxes on Distributions and Sale of Fund Shares	(3.04)%	(0.61)%
S&P 500® Index	1.38%	6.20%

(reflects no deduction for fees, expenses or taxes)	1.38%	6.20%
Barclays Aggregate Bond Index	5.94%	4.26%
Morningstar Global Flex EW(1)	(4.07)%	(3.57)%

*    Commencement of trading was September 30, 2014

(1) The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus may invest in variable proportions of stocks, bond or cash.

Investment Advisor Arrow Investment Advisors, LLC

Portfolio Managers

Name	Title with Advisor	When Began Managing Fund
William E. Flaig Jr.	Chief Investment Officer	2014
Joseph Barrato	Chief Executive Officer	2014
Jonathan Guyer	Portfolio Manager	2014

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only in large blocks of 100,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on The NASDAQ Stock Market, LLC (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information

The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About the Principal Investment Strategies and Risks

INVESTMENT OBJECTIVES

Fund	Investment Objectives
Arrow DWA Tactical ETF	The Fund seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.

The Fund's investment objectives are a non-fundamental policy and may be changed without shareholder approval by the Trust’s Board of Trustees upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in other ETFs that each invest primarily in domestic and foreign (including emerging markets) (i) equity securities of any market capitalization, (ii) fixed-income securities of any credit quality, or (iii) alternative assets. In addition, the Fund will invest in commodity futures through the Tactical Subsidiary. The Fund defines equity securities to be exchange traded common and preferred stocks; and defines fixed-income securities to be bonds, notes, debentures or similar instruments; and defines alternative assets to be investments that are historically non-correlated to either equity or fixed income investments, which are commodity futures, commodities, MLPs and real estate-related securities, which include foreign and domestic REITs, REOCs or similar instruments. The Fund’s fixed-income securities may be rated below investment grade (rated BB+ or lower by S&P or comparably rated by another NRSRO), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Fund’s advisor to be of comparable quality. The Fund is a “fund of funds,” which means that it primarily invests in ETFs; however, when appropriate, the advisor may elect to invest directly in the types of securities described above (other than commodities).

The advisor allocates the Fund’s portfolio using research from Dorsey Wright & Associates (“DWA”), which comes from the DWA Global Macro investment model (the “DWA Global Macro model”), as well as the Advisor’s proprietary methodology. The DWA Global Macro model is based on a technical analysis of historical price and return forecasts. Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices. The advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the returns of the components of the DWA Global Macro model. The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the returns of the components of the DWA Global Macro model. The Fund invests in securities without restriction as to capitalization, credit quality or country.

Under normal market conditions, the Fund will invest:

  From 0% to 100% of its assets in ETFs that invest in equity securities;
  From 0% to 100% of its assets in ETFs that invest in fixed-income securities; and
  From 0% up to 90% of its assets in ETFs that invest in alternative assets.

The Fund will have the ability to invest up to 25% of its total assets in the Tactical Subsidiary. The Tactical Subsidiary will invest primarily in commodity futures, as well as fixed-income securities and cash equivalents, which are intended to serve as margin or collateral for the Tactical Subsidiary’s investments in commodity futures.

The Fund will invest in ETFs within specific asset classes when research provided by DWA indicates a high probability that the applicable asset classes and ETFs are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among an asset class or ETF when research provided by DWA indicate that such asset class or ETF is likely to underperform the applicable universe. The Fund may invest more heavily in fixed-income ETFs, cash positions and similar securities when research provided by DWA indicate these assets should significantly outperform the equity and/or alternative asset classes.

In general, the Fund’s investments in equity securities are intended to achieve the capital appreciation component of the Fund’s investment objectives. At times, the Fund may invest in fixed-income securities in order to achieve the capital preservation component of the Fund’s investment objectives. The Fund’s investments in alternative assets are intended to enable the portfolio to be less reliant on fixed-income investments for reducing volatility and equities for increasing returns. The advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives. The Fund will not invest in options or swaps.

The Fund seeks to achieve its investment objectives by implementing a proprietary technical asset allocation (“TAA”) model. The advisor will overweight asset classes, sectors, countries and underlying ETFs exhibiting positive relative strength and underweight asset classes, sectors, countries and underlying ETFs exhibiting negative relative strength.

The tactical model relies on a number of technical indicators when making allocation decisions for the Fund. The advisor utilizes relative strength as the primary technical indicator to tactically allocate assets both within and across asset classes and rotation strategies. The relative strength indicator is important because it adapts to the changing market conditions. Relative strength measures the likelihood that an ETF or a group of ETFs will outperform the appropriate base index. When the indicator is moving up, it shows that the ETF or group of ETFs is performing better than the base index. When the indicator is moving down, it shows that the ETF or group of ETFs is performing worse than the base index (i.e., not rising as fast or falling faster).

For example, in the sector rotation strategy, the advisor creates a sector-based index to compare all available sector ETFs for investment in the Fund. The performance of each ETF is compared to the base index and ranked. The advisor generally purchases the ETFs that demonstrate the highest-ranked relative strength and sells any positions that are not included in that list.

The advisor has discretion to add to or subtract from the universe of eligible ETFs for each strategy based on holdings, expense ratio, volume, liquidity, new product availability and other factors that can positively contribute to achieving the Fund’s investment objectives.

Tactical Fund Subsidiary

The Fund may execute a portion of its strategy by investing up to 25% of its total assets in the Tactical Subsidiary. The Tactical Subsidiary will invest primarily in commodity futures, as well as fixed-income securities and cash equivalents, which are intended to serve as margin or collateral for the Tactical Subsidiary’s investments in commodity futures. The Tactical Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Tactical Subsidiary are also principal investment strategies and principal risks of the Fund and are reflected in this Prospectus. The financial statements of the Tactical Subsidiary will be consolidated with those of the Fund. By investing in commodities indirectly through the Tactical Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. Specifically, the Tactical Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Sub-chapter M requires, among other things, that at least 90% of the Fund's income be derived from securities or derived with respect to its business of investing in securities (typically referred to as "qualifying income"). The Fund will make investments in certain commodity-linked derivatives through the Tactical Subsidiary because income from these derivatives is not treated as "qualifying income" for purposes of the 90% income requirement if the Fund invests in the derivative directly.

The Internal Revenue Service has issued a number of private letter rulings to other mutual funds (including other Arrow Funds), which indicate that certain income from a fund's investment in a wholly-owned foreign subsidiary will constitute "qualifying income" for purposes of Subchapter M. The Fund does not have a private letter ruling. Therefore, to satisfy the 90% income requirement, the Tactical Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Tactical Subsidiary, in an amount approximately equal to the total amount of "Subpart F" income (as defined in Section 951 of the Code) generated by or expected to be generated by the Tactical Subsidiary's investments during the fiscal year. Such dividend distributions are "qualifying income" pursuant to Subchapter M (Section 851(b)) of the Code.

Because the Fund may invest a substantial portion of its assets in the Tactical Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Tactical Subsidiary. For that reason, references to the Fund may also include the Tactical Subsidiary.

The Tactical Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with the Tactical Subsidiary. In addition, the Tactical Subsidiary complies with the provisions of the 1940 Act relating to affiliated transactions and custody. The Fund’s custodian also serves as the custodian to the Tactical Subsidiary.

Investment advisers to the Tactical Subsidiary will also comply with the provisions of the 1940 Act regarding investment advisory contracts and are considered to be an investment adviser to the Fund under the 1940 Act.

Prospective investors should note that DWA is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the DWA Tactical Subsidiary and does not make recommendations or representations with respect to the Fund or the DWA Tactical Subsidiary. Other than reviewing the description of the DWA Global Macro, DWA has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof.

PRINCIPAL INVESTMENT RISKS

The following risks apply to the Fund through direct investments as well as indirectly through investments in ETFs and a subsidiary:

  Commodity Risk: The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity based exchange traded trusts and commodity based exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in “junk bonds.” High yield fixed-income securities (also known as “junk bonds”) are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.
  Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. For example, emerging markets may experience significant declines in value due to political and currency volatility. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

  ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

o	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
o	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for Shares of the Fund.
o	Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
  ETF Investment Risk: The Fund invests primarily in ETFs. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund's direct fees and expenses. Additional risks of investing in ETFs are described below:
o	ETF Strategies: Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.
o	Tracking Risk: Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.
o	Risk Related to ETF Net Asset Value and Market Price: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.
o	Alternative Assets Risk: The Fund's investments in ETFs in the “Alternative Asset” market segment may be more volatile than other Fund investments. The risks and volatility of commodity ETFs are linked to the economic and other risks that are specific to the commodity in which the ETF invests.

REIT ETFs are subject to the risks inherent in real estate investing, such as property value fluctuations.

o	Foreign Exposure: Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Although the Fund will not invest in the securities of foreign companies directly, other than in its subsidiary, it may invest in ETFs that cause the Fund to be exposed to some degree to the risks associated with foreign markets. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
o	Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
o	Real Estate Companies Risk: None of the underlying ETFs will generally invest in real estate directly, but certain underlying ETFs may invest in securities issued by real estate companies. As a result, such underlying ETFs are subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws and property casualty.
o	Expense Risk: The Fund invests in ETFs and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses.
o	Additional ETF and Underlying Fund Risk: The strategy of investing in ETFs could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating their investments in the manner the advisor considers optimal. The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund. The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee similar to the one charged by the Fund. In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear that expense by investing in the Fund.
  Fixed Income Risk: When the Fund invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. In addition, the Fund may invest, directly and indirectly, in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.
  Foreign Investment Risk: Although the Fund will not invest in the securities of foreign companies directly, other than in its subsidiary, it may invest in ETFs that invest in foreign international equity securities. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset.  Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.  This risk could cause the Fund to lose more than the principal amount invested.  Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results.
  Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Fund’s share price.
  Leverage Risk: Using derivatives to increase the Fund's exposure creates leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.
  Management Risk: The share price of the Fund changes daily based on the performance of the individual securities, derivatives and ETFs in which it invests. The advisor's investment decisions about individual securities and derivatives impact the Fund's ability to achieve its investment objective. The ability of the Fund to meet its investment objective is directly related to the advisor's allocation of the Fund's assets. The advisor's objective judgments, based on their investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the advisor's investment strategy will produce the desired results.
  Market Risk: The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The Fund invests in equity securities, which are more volatile and carry more risk than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.
  Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.
  Real Estate Companies Risk: None of the underlying ETFs will generally invest in real estate directly, but certain underlying ETFs may invest in securities issued by real estate companies. As a result, such underlying ETFs are subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws and property casualty.

  Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.
  Sector Risk: Another area of risk involves the potential focus of the Fund's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may invest, directly or indirectly, will vary.
  Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions. Small cap companies may have returns that can vary, occasionally significantly, from the market in general.
  Taxation Risk: By investing in commodities indirectly through a subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. The Tactical subsidiary is classified as a controlled foreign corporation for US tax purposes. Typically any gains/losses from trading in 1256 futures contracts, such as exchange-traded commodity futures contracts, are taxed 60% as long term capital gains/losses and 40% short term capital gains/losses. However, because the Tactical subsidiary is a controlled foreign corporation any income received from its investments will be passed through to the Fund as ordinary income and reflected on shareholder's tax Form 1099s as such.
  Wholly-Owned Subsidiary Risk: The subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. The Fund, by investing in a subsidiary, will not have all of the protections offered to investors in registered investment companies. However, the Fund will wholly own and control its subsidiary, and the Fund and its subsidiary will both be managed by the advisor, making it unlikely that a subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including investment in a subsidiary, and the Fund's role as the sole shareholder of its subsidiary. Also, the advisor, in managing a subsidiary's portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and its subsidiary, respectively, are or will be organized, could result in the inability of the Fund and/or subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the subsidiaries. If Cayman Islands law changes such that a subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Temporary Defensive Strategies

The Fund reserves the right to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser in response to adverse market, economic, political, or other conditions. The Fund also may “hedge” or minimize its exposure to one or more foreign currencies in response to such conditions. In the event that the Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Fund’s ability to achieve its investment objective may be limited.

Portfolio Holdings Information

Information about the Fund’s daily portfolio holdings is available at www.ArrowShares.com. In addition, the Fund discloses its complete portfolio holdings as of the end of its fiscal year (July 31) and its second fiscal quarter (January 31) in its reports to shareholders. The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters, respectively, with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Cybersecurity: The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact each Fund’s business operations, potentially resulting in financial losses; interference with each Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for each Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Management of the Fund

Investment Advisor

Arrow Investment Advisors, LLC (the “Advisor”) located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707, serves as the Fund’s investment advisor. Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Fund’s business affairs. The Advisor is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Advisor was established in February 2006. The Advisor has approximately $803 million in assets under management as of July 31, 2016. The Advisor has been managing the Fund since its inception.

Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive, on a monthly basis, an annual advisory fee equivalent to 1.00% of the Fund's average daily net assets. The Advisor has contractually agreed to defer its fees and/or reimburse expenses of the Fund until November 30, 2017 to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation ) will not exceed 1.40%.  This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings. For the fiscal year ended July 31, 2016, the adviser earned an advisory fee of 0.52% after waivers.

A discussion regarding the Board’s basis for approving the Investment Advisory Agreement with respect to the Fund is available in the semi-annual report to shareholders for the period ended January 1, 2015.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

William E. Flaig Jr., Chief Investment Officer

William E. Flaig, Jr. has been responsible for the day to day management of the Fund since its inception in 2014. Mr. Flaig joined Arrow Investment Advisors in February of 2007. From 2005 to 2007 he was a principal of Paladin Asset Management, where Mr. Flaig refined original research in absolute return factors which evolved into Paladin’s corresponding alternative investment strategies. From 2000 to 2005, Mr. Flaig served Rydex Investments in portfolio management roles of increasing responsibility, culminating with his appointment as Director of Portfolio Management/Director of Investment Strategy with responsibility for all Rydex Portfolio Managers. Mr. Flaig graduated from Purdue University with a degree in Management.

Joseph Barrato, Chief Executive Officer

Joseph Barrato is a founding member of Arrow Investment Advisors, LLC.  He has over 20 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm’s research and developed momentum models with the Rydex sector funds.  Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor's degree in business administration from The George Washington University, where he majored in finance and minored in accounting.  Mr. Barrato’s experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.  Mr. Barrato has served as an Interested Trustee and the Chairman of the Board since the Trust was organized in August 2011.

Jonathan S. Guyer, Portfolio Manager

Jonathan Guyer joined Arrow Investment Advisors, LLC in October 2013 after spending seven years with Longview Funds Management, LLC. During his tenure at Longview, he served the Principal, Director of Research and Chief Investment Officer of the firm. Prior to Longview, Mr. Guyer spent seven years as the head of the Proprietary Hedge Fund Group of Alex Brown & Sons, Inc., followed by five years serving as the head of Alternative Investment Product Development for Legg Mason Wood Walker, Inc. Throughout his investment management career, he has had practical experience working with index design, active portfolio management, trading, manager selection, due diligence, marketing and fund administration.

Prior to his career in investment management, Mr. Guyer spent eight years in the audit industry, serving as a senior audit manager for commercial banks and trust companies. Mr. Guyer earned his bachelor’s degree in Business Administration from the University of North Carolina-Wilmington.

The Fund’s SAI provides additional information about each portfolio manager’s compensation structure, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Investment Subsidiary

The Fund may invest up to 25% of its total assets in the Tactical Subsidiary. The Tactical Subsidiary is a company that is organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of its Tactical Subsidiary. It is not currently expected that shares of the Tactical Subsidiary will be sold or offered to other investors. If, at any time, the Tactical Subsidiary proposes to offer or sell its shares to any investor other than the Fund, the Fund’s shareholders will receive 60 days prior notice of such offer or sale.

As with the Fund, the Advisor will be responsible for the Tactical Subsidiary’s day-today business pursuant to an investment advisory agreement with the Tactical Subsidiary.  Under the advisory agreement, the Advisor will provide the Tactical Subsidiary with the same type of management services, under the same terms, as are provided to the Fund.  The advisory agreement of the Tactical Subsidiary provides for automatic termination upon the termination of the Investment Advisory Agreement with respect to the Fund.

The Fund pays the Advisor a fee for its services.  The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the advisor by the Tactical Subsidiary.  This undertaking will continue in effect for so long as the Fund invests in the Tactical Subsidiary, and may not be terminated by the Advisor unless the advisor first obtains the prior approval of the Fund’s Board of Trustees for such termination.

The Tactical Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency and accounting services that it receives.  The Fund expects that the expenses borne by the Tactical Subsidiary will not be material in relation to the value of the Fund’s assets. It is also anticipated that the Fund’s own expense will be reduced to some extent as a result of the payment of such expenses at the subsidiary level.  It is therefore expected that any duplicative fees for similar services provided to the Fund and a subsidiary will not be material.

The Tactical Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, the advisor (when viewing the Tactical Subsidiary and the Fund on a consolidated basis) is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Tactical Subsidiary's portfolio investments and shares of the Tactical Subsidiary. These policies and restrictions are described in detail in the Fund’s SAI. The Fund’s Chief Compliance Officer oversees implementation of the Tactical Subsidiary's policies and procedures, and makes periodic reports to the Fund’s Board regarding the Tactical Subsidiary's compliance with its policies and procedures.

The financial statements of the Tactical Subsidiary will be consolidated in the Fund's financial statements, which are included in the Fund’s annual and semi-annual reports. The Fund's annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this Prospectus. Please refer to the SAI for additional information about the organization and management of the Tactical Subsidiary.

Net Asset Value

Gemini Fund Services, LLC, the Fund’s Administrator, calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. Securities listed or traded on an exchange are generally valued at the last sales price or official closing price of the exchange where the security is primarily traded. The NAV for the Fund will be calculated and disseminated daily. The value of the Fund’s portfolio securities is based on market value when market quotations are readily available. Money market securities maturing in 60 days or less may be valued on the basis of amortized cost. Securities not listed or traded on an exchange for which over-the-counter market quotations are readily available are generally valued at the mean of the current bid and ask prices. Debt securities are valued on the basis of prices provided by independent pricing services. If a security’s market price is not readily available, the security will be valued at fair value as determined by the Trust’s Fair Value Committee in accordance with the Trust’s valuation policies and procedures approved by the Board. The values of assets denominated in foreign currencies are converted into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of NYSE and when the Fund calculates its NAV. Issuer-specific events may cause the last market quotation to be unreliable. These events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase Shares. Additionally, due to varying holiday schedules, redemption requests made on certain dates may result in a settlement period exceeding seven calendar days.

Premium/Discount Information

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s Shares will trade at market prices. The market price of Shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

Information regarding how often the Shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.ArrowShares.com.

How to Buy and Sell Shares

Shares of the Fund will be listed for trading on The NASDAQ Stock Market, LLC under the symbol DWAT. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized participants (“APs”) may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 100,000 Shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases and Redemptions of Shares

 The Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.ArrowShares.com.

Distribution and Service Plan

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Dividends, Other Distributions and Taxes

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund’s Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions,
•	You sell your Shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid monthly by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund’s income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. The maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Taxes” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Taxes” in the SAI for more information.

Fund Service Providers

Gemini Fund Services, LLC is the Fund’s administrator and fund accountant.  It has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.  It is an affiliate of the distributor to the Fund.

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is the Fund’s transfer agent and custodian.

Northern Lights Distributors, LLC (the “Distributor”), 17605 Wright Street, Omaha, NE 68130, is the distributor for the shares of the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as legal counsel to the Trust.

BBD LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as the Fund’s independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Other Information

Investments by Investment Companies

Although the SEC has granted an exemptive order to the Advisor permitting registered investment companies and unit investment trusts that enter into an agreement with the Trust (“Investing Funds”) to invest in series of the Trust beyond the limits set forth in Section 12(d)(1) of the 1940 Act subject to certain terms and conditions, the exemptive order is not applicable to the Fund. Accordingly, Investing Funds must adhere to the limits set forth in Section 12(d)(1) of the 1940 Act when investing in the Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Fund’s Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding

To reduce expenses, we mail only one copy of the Prospectus or summary prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-877-277-6933 between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception. Certain information reflects financial results for a single share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information contained in the tables for the period ended July 31, 2016 has been audited by BBD, LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

Arrow DWA Tactical ETF
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Period Ended
	July 31, 2016		July 31, 2015 (1)
Net asset value, beginning of period	$ 10.56		$ 10.00

Activity from investment operations:
Net investment income (2)	0.05		0.02
Net realized and unrealized
gain on investments	0.01	(10)	0.58
Total from investment operations	0.06		0.60

Less distributions from:
Net investment income	(0.01)		(0.04)
Total distributions	(0.01)		(0.04)

Net asset value, end of period	$ 10.61		$ 10.56

Total return (6)	0.54%		5.99%	(4)(7)

Net assets, at end of period (000s)	$ 8,486		$ 9,506

Ratio of gross expenses to average
net assets (8)	1.89%		2.01%	(3)
Ratio of net expenses to average
net assets (8)	1.40%		1.40%	(3)
Ratio of net investment income
to average net assets (8)(9)	0.46%		0.24%	(3)

Portfolio Turnover Rate (5)	154%		111%	(4)

(1) The Arrow DWA Tactical ETF commenced operations on September 30, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Annualized.
(4) Not Annualized.
(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Broker commission charges are not included in this calculation. Had the Adviser not waived a portion of the expenses, total returns would have been lower.
(7)	Represents total return based on net asset values per share from commencement of investment operations on September 30, 2014 through July 31, 2015. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the NASDAQ OMX on October 1, 2014 to July 31, 2015 was 7.93%.
(8)	Does not include the Fund's share of the expenses of the underlying investment companies in which the Fund Invests.
(9)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period,

PRIVACY notice
FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: § Social Security number § Purchase History § Assets § Account Balances § Retirement Assets § Account Transactions § Transaction History § Wire Transfer Instructions § Checking Account Information When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Arrow Investments Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-277-6933

Who we are
Who is providing this notice?	Arrow Investments Trust
What we do
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Arrow Investments Trust doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Arrow Investments Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Arrow Investments Trust doesn’t jointly market.

Arrow

Advisor	Arrow Investment Advisors, LLC 6100 Chevy Chase Drive, Suite 100 Laurel, MD 20707
Distributor	Northern Lights Distributors, LLC 17605 Wright Street, Omaha, NE 68130
Legal Counsel	Thompson Hine LLP 41 South High St., Suite 1700 Columbus, Ohio 43215
Administrator	Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788
Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103
Custodian & Transfer Agent	Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings, is included in the Fund’s SAI dated December 1, 2016. The SAI provides more details about the Fund’s policies and management. The Fund's SAI is incorporated by reference into this Prospectus (i.e., legally made a part of this Prospectus). Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI, the annual report, the semi-annual report, (when available) to request other information about the Fund, or to make shareholder inquires about the Fund, please call 1-877-277-6933 or visit the Fund’s website at www.ArrowShares.com. You may also write to:

ArrowShares

c/o Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

You may review and obtain copies of the Fund’s information at the SEC’s Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street N.W., Washington, D.C. 20549.

Investment Company Act File # 811-22638

Arrow DWA Tactical ETF

DWAT

a series of Arrow Investments Trust

Listed and traded on:

NASDAQ Stock Market, LLC

STATEMENT OF ADDITIONAL INFORMATION

December 1, 2016

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus of the Arrow DWA Tactical ETF (the "Fund”) dated December 1, 2016 and the Annual Report to Shareholders of the Fund dated July 31, 2016 (the “Annual Report”), copies of which may be obtained without charge by contacting the Fund’s Transfer Agent, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 or by calling 1-877-277-6933. You may also obtain a prospectus and the Annual Report by visiting our website at www.ArrowShares.com.

TABLE OF CONTENTS

THE FUND	1
TYPES OF INVESTMENTS	2
INVESTMENT RESTRICTIONS	28
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	30
MANAGEMENT	31
Error! Hyperlink reference not valid.CONTROL PERSONS AND PRINCIPAL HOLDERS 37CONTROL PERSONS AND PRINCIPAL HOLDERS	36
INVESTMENT ADVISOR	37
PORTFOLIO MANAGERS	39
DISTRIBUTION OF SHARES	41
ALLOCATION OF PORTFOLIO BROKERAGE	43
Error! Hyperlink reference not valid.PORTFOLIO TURNOVER 46PORTFOLIO TURNOVER	45
OTHER SERVICE PROVIDERS	45
DESCRIPTION OF SHARES	47
ANTI-MONEY LAUNDERING PROGRAM	48
PURCHASE, REDEMPTION AND PRICING OF SHARES	49
TAX STATUS	75
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 72INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	82
LEGAL COUNSEL 72LEGAL COUNSEL	83
FINANCIAL STATEMENTS 72FINANCIAL STATEMENTS	83
APPENDIX A –ADVISOR'S PROXY VOTING POLICIES AND PROCEDURES	A-1

THE FUND

The Arrow DWA Tactical ETF is a diversified series of Arrow Investments Trust, a Delaware statutory trust organized on August 2, 2011 (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees").

Under the Trust's Trust Instrument, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Trust Instrument or the 1940 Act.

The Fund's investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time. The Fund is managed by Arrow Investment Advisors, LLC (the "Advisor").

The Fund will issue and redeem Shares at net asset value ("NAV") only in aggregations of 100,000 Shares (each a "Creation Unit").  The Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of a basket of designated securities (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee.  The Fund is expected to be approved for listing, subject to notice of issuance, on NASDAQ Stock Market, LLC ("NASDAQ" or the "Exchange").  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.  In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of Shares for cash.  In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities.  In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.  See PURCHASE, REDEMPTION AND PRICING OF SHARES below.

Exchange Listing and Trading

Shares of the Fund are expected to be listed for trading and trade throughout the day on NASDAQ.

In order to provide additional information regarding the indicative value of Shares of the Fund, NASDAQ or a market data vendor will disseminate every 15 seconds through the NASDAQ OMX Global Index Data Service or other widely disseminated means an updated "intraday indicative value" ("IIV") for the Fund as calculated by an information provider or market data vendor.  The Trust is not involved in or responsible for any aspect

1

of the calculation or dissemination of the IIV and makes no representation or warranty as to the accuracy of the IIV.

TYPES OF INVESTMENTS

The investment objective of the Fund and a description of its principal investment strategies are set forth under "Risk/Return Summary" in the Prospectus. The Fund's investment objective is not fundamental and may be changed without the approval of a majority of the Fund's outstanding voting securities.

The following pages contain more detailed information about the types of instruments in which the Fund may invest, strategies the Advisor may employ in pursuit of a Fund's investment objective and a summary of related risks.

Equity Securities

Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

The Fund may invest in preferred stock with a minimum credit rating of investment grade. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks,

2

is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities

The Fund may invest in convertible securities with a minimum credit rating of investment grade. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

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Foreign Securities

General. The Fund may invest in foreign securities directly or through exchange traded funds ("ETFs") and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund's currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund's assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities. The Fund may purchase securities of emerging market issuers and ETFs and closed end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Debt Securities

The Fund may invest in debt securities of any credit grade. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

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Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers' Acceptances

The Fund may invest in certificates of deposit and bankers' acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

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Time Deposits and Variable Rate Notes

The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Fund's Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank, per Fund; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities (TIPS). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government

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guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Federal National Mortgage Association ("Fannie Mae"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PC's"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and

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government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-

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through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Fund does not purchase interests in pools created by such non-governmental issuers.

On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which a Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which a Fund invests to be shorter than the maturities stated in the underlying mortgages.

High Yield Securities

The Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such

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securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer's financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in

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high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund's investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended ("1933 Act"), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries ("LDCs").

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.

Securities of Other Investment Companies

The Fund's investments in an underlying portfolio of ETFs, mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds. In general, under Section 12(d)(1)(A) of the 1940 Act, the Fund will be prevented from: (1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; (2) investing more than 5% of its assets in any single such investment company, and (3) investing more than 10% of its assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations

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from the Securities and Exchange Commission ("SEC") and the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order, or (ii) the Fund relies on one or more of the available exemptions from Section 12(d)(1)(A).

Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security.

In addition, the Fund is subject to the 3% limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the FINRA for funds of funds.

Closed-End Investment Companies. The Fund may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-

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end fund in an initial public offering when, in the opinion of the Advisor, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-End Investment Companies.

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission ("SEC"). In such cases, the Fund may hold securities distributed by an underlying fund until the Advisor determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the underlying funds are made independently of the Fund and its Advisor. Therefore, the investment advisor of one

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underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds. ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

REITs

The Fund may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a

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Mortgage REIT. Although a Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Securities Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the

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purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the Pacific Stock Exchange and NASDAQ PHLX.

The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, that Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is

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sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

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There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund was unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options on Futures Contracts. The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do

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so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Spread Transactions

The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

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Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Advisor. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

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If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on their margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Regulation as a Commodity Pool Operator

The Trust, on behalf of the Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (CFTC”) promulgated thereunder, with respect to the Fund’s operations. Accordingly, the Fund is not currently subject to registration or regulation as a commodity pool operator. However, when the Fund begins investing in commodity futures through the Subsidiary, the Fund and the Subsidiary will be “commodity pools” under the U.S. Commodity Exchange Act (“CEA”), and the Advisor will

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be registered as a “commodity pool operator” with the Commodity Futures Trading Commission (“CFTC”) and will be a member of the National Futures Association (“NFA”).  As a registered commodity pool operator with respect to the Fund and the Subsidiary, the Advisor must comply with various regulatory requirements under the CEA, and the rules and regulations of the CFTC and the NFA, including investor protection requirements, antifraud prohibitions, disclosure requirements, and reporting and recordkeeping requirements. The Advisor will also be subject to periodic inspections and audits by the CFTC and NFA.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled "Custodian") will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage them may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

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Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the 1933 Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc.

Under guidelines adopted by the Trust's Board, the Advisor may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Advisor will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Advisor will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating

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categories by at least two National Statistical Rating Organization ("NRSRO") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Advisor determines that it is of equivalent quality.

Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Advisor to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

Short Sales

The Fund may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities

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with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Fund does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Fund's net assets. This percentage may be varied by action of the Board of Trustees. No such percentage limitation applies to the AS Fund; however, Fund assets are segregated to cover any short sale obligations at all times. A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Swap Agreements

The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether the Fund's use of swap agreements enhance the Fund's total return will depend on the Advisor's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is

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possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Certain Investment Techniques and Derivatives Risk

When the Advisor uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Fund. Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required

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minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Wholly-Owned Subsidiary

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest (long or short) primarily in one or more of the following: commodity futures, as well as fixed-income securities and cash equivalents, which are intended to serve as margin or collateral for the Subsidiary’s investments in commodity futures.  As a result, the Fund may be considered to be investing indirectly in these investments through its Subsidiary.  For that reason, and for the sake of convenience, references in this Statement of Additional Information to the Fund may also include its Subsidiary.

The Subsidiary will not be registered under the 1940 Act but, will be subject to certain of the investor protections of that Act, as noted in this Statement of Additional Information. The Fund, as the sole shareholder of its Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Fund will wholly own and control its Subsidiary, and the Fund and Subsidiary will be managed by the Advisor, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in its Subsidiary, and the Fund's role as the sole shareholder of its Subsidiary. Also, in managing the Subsidiary's portfolio, the Advisor will be subject to the same investment restrictions (when viewing the Subsidiary and the Fund on a consolidated basis) and operational guidelines that apply to the management of the Fund, including any collateral or segregation requirements in connection with various investment strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are or will be organized, could result in the inability of the Fund and/or its Subsidiary to operate as described in this Statement of Additional Information and could negatively affect the Fund and its shareholders.  For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on either Subsidiary.  If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, respective Fund shareholders would likely suffer decreased investment returns.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares

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of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling commodity options, options on commodity futures or commodity futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

If a restriction on the Fund's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund's investment

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portfolio, resulting from changes in the value of the Fund's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding the disclosure of information about the Fund's portfolio holdings. The Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Advisor or any affiliated person of the Advisor) in connection with the disclosure of portfolio holdings information of the Fund. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Fund, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Advisor and the Distributor will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation ("NSCC") and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market.  This information typically reflects the Fund’s anticipated holdings as of the next Business Day.

Access to information concerning the Fund's portfolio holdings may be permitted to personnel of third party service providers, including the Fund's custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers' agreements with the Trust on behalf of the Fund.

The Fund discloses on the Adviser’s website at www.ArrowShares.com at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC

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on Form N-Q. The Trust will also disclose a complete schedule of the Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-Q and Form N-CSR for the Fund will be available on the SEC's website at www.sec.gov. The Fund's Form N-Q and Form N-CSR, when available, may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. The Fund's Form N-Q and Form N-CSR will be available without charge, upon request, by calling 1-877-277-6933 or by writing to: Arrow DWA Tactical ETF, c/o Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, New York 11788.

MANAGEMENT

Board Leadership Structure

The Trust is led by Joseph Barrato, who has served as the Chairman of the Board since the Trust was organized in August 2011. Mr. Barrato is an interested person by virtue of his controlling interest in the Advisor. The Board of Trustees is comprised of Mr. Barrato and three other Trustees, each of whom is not an interested person of the Trust as defined in the 1940 Act ("Independent Trustees"). The Trust also has a standing independent Audit Committee with a separate chair. The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust's Trust Instrument and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, the Fund and each shareholder.

Board Risk Oversight

The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

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Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Mr. Barrato is a founding member of Arrow Investment Advisors, LLC, the advisor to the Fund. He has over 20 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm's research and developed momentum models with the Rydex sector funds. Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor's degree in business administration from The George Washington University, where he majored in finance and minored in accounting. Mr. Barrato's experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.

Mr. Andrialis has more than 50 years of experience in the financial services and business management. He served as a president and senior executive of various organizations in the financial services industry and founded Berwick Capital. Mr. Andrialis’ experience in the financial services industry, coupled with his extensive leadership experience, gives him a strong understanding of the operational and management issues facing mutual funds and makes him well qualified to serve as a Trustee to the Trust.

Mr. Montgomery is the principal owner and managing member of Theta Investment Research, LLC, an independent research firm focused on the management of alternative investments. He has nearly ten years of experience in the investment management industry. Mr. Montgomery holds a bachelor of art degree in psychology from The King's College. Mr. Montgomery's experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.

Mr. Sarkany is qualified to serve as a Trustee based on his experience in various business and consulting positions, and through his experience from service as a board member of the Trust and other investment companies. His ability to perform his duties effectively also has been enhanced by his educational background and professional training. In addition to his service as a Trustee of the Trust, Mr. Sarkany serves as a trustee of the Northern Lights Fund Trust II and has previously served as a director of certain public companies.

The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified. Unless otherwise noted, the address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. The following individuals serve as trustees and officers of the Arrow Trust:

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Non-Interested Trustees

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee*	Other Directorships Held During the Past 5 Years
Robert S. Andrialis Birth: 1944	Trustee	Indefinite/ since March 2014	Currently Independent Consultant; Formerly President, Secured Growth Quantitative Research, 2011–2014; Independent Consultant 2010-2011.	8	Trustee, Arrow ETF Trust (since September 2011)
Paul Montgomery Year of Birth: 1953	Trustee	Indefinite/ since Sept. 2011	Director of Research Scotia Partners, LLC (since 2012) Managing Member, Theta Investment Research, LLC (2003-2012).	8	Trustee, Arrow ETF Trust (since 2014)
Thomas T. Sarkany Birth: 1946	Trustee	Indefinite/ since March 2014	Founder and President, TTS Consultants, LLC, 2010 – present.	8	Trustee, Northern Lights Fund Trust IV (since July 2105); Trustee, Arrow ETF Trust) (since 2011), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)

Interested Trustees and Officers

Name, Year of Birth and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee*	Other Directorships Held During the Past 5 Years
Joseph Barrato** Year of Birth: 1965	Trustee, President & Principal Executive Officer	Indefinite/ since Sept. 2011	Founder and Chief Executive Officer, Arrow (since 2006).	8	Arrow ETF Trust (since 2012)
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Christopher Lewis Year of Birth: 1970	Chief Compliance Officer	1 year renewable term (since September 2016)	Chief Compliance Officer of Fund Complex[1] (2015-present); Of Counsel, Paxton Law Group (2014-2015), General Counsel and CCO, Eaglewood Capital Management (2013-2014), General Counsel and Director, Alaric Compliance Services (2009-2013)	N/A	N/A
Jake Griffith Year of Birth: 1978	Secretary	1 year renewable term (since Sept. 2011)	Founder and President, Director of Sales, Arrow (since 2006).	N/A	N/A
Dawn M. Dennis 80 Arkay Drive, Hauppauge, NY 11788 Year of Birth: 1966	Assistant Secretary	1 year renewable term Since June 2013	Senior Paralegal, GFS (since May 2013), Paralegal (from July 2011 through April 2013)	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1976	Principal Financial Officer and Treasurer	1 year renewable term since Oct. 2013	Vice President, GFS (since January 2015); Assistant Vice President, GFS (2011-2014); Vice President of Fund Administration; BNY Mellon (2007-2011).	N/A	N/A

* The term “Fund Complex” refers to the Trust and Arrow ETF Trust.

**Joseph Barrato is considered to be an "interested person" of the Arrow Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment Advisor to the Fund, Arrow Investment Advisors, LLC.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect

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to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. During the fiscal year ended July 31, 2016, the Audit Committee held two meetings.

Compensation

Each Trustee who is not affiliated with the Trust or Advisor will receive a quarterly retainer of $2,500, as well as reimbursement for any reasonable expenses incurred attending meetings of the Board of Trustees. The "interested persons" who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ending July 31, 2016. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	Aggregate Compensation From the Fund***	Pension or Retirement Benefits Accrued as Part of the Fund's Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex**** Paid to Trustees
Robert S. Andrialis	$8,218.75	$0	$0	$12,500
Joseph Barrato*	$0	$0	$0	$0
Charles Barragato**	$8,218.75	$0	$0	$12,500
Paul Montgomery	$8,218.75	$0	$0	$12,500
Thomas T. Sarkany	$8,218.75	$0	$0	$12,500

_______________

* Joseph Barrato is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment Advisor to the Fund, Arrow Investment Advisors, LLC.

**Charles Barragato resigned as a Trustee as of July 1, 2016.

***There will be multiple series comprising the Trust. Trustees' fees will be allocated equally to each Fund in the Trust on a pro rata basis, based on the Fund’s net assets.

**** The term “Fund Complex” refers to the Trust and Arrow ETF Trust.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of December 31, 2015.

Name of Trustee	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Robert S. Andrialis	None	$0
Joseph Barrato**	$1-$10,000	$0
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Charles Barragato***	None	$0
Paul Montgomery	None	$0
Thomas T. Sarkany	None	$0

* The term “Family of Investment Companies” refers to the Trust and Arrow ETF Trust

** Joseph Barrato is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment Advisor to the Fund, Arrow Investment Advisors, LLC.

***Charles Barragato resigned as a Trustee as of July 1, 2016.

Management Ownership

As of November 14, 2016, the Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control.

As of July 31, 2016, the following shareholders of record owned 5% or more of the outstanding shares of the Fund.

Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	12.2%
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	14.1%
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	10.1%
RBC Capital Markets, LLC 60 S 6th St – P09 Minneapolis, MN 55402-4400	6.3%
Sterne, AGEE & Leach, Inc. 2 Perimeter Park, Suite 100W Birmingham, AL 35209	15.5%
TD Ameritrade Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	27.3%

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INVESTMENT ADVISOR

The Advisor of the Fund is Arrow Investment Advisors, LLC, located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. Mr. Jacob Griffith and Mr. Joseph Barrato are the controlling shareholders of the Advisor.

Pursuant to the Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Fund, manages the operations of the Fund.

Pursuant to the Advisory Agreement, the Advisor is entitled to receive, on a monthly basis, an annual advisory fee equivalent to 1.00% of the Fund's average daily net assets. The Advisor has contractually agreed to defer its fees and/or reimburse expenses of the Fund until November 30, 2017 to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation ) will not exceed 1.40% of its net assets. This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

The annual management fee rate payable by the Fund to the Advisor pursuant to the Advisory Agreement, expressed as a percentage of the Fund is 1.00%

The following table sets forth the amount of net management fees expensed by the Fund to the Advisor during the period shown:

Fiscal Year Ended July 31
2016	2015*
$41,680	$21,726

*September 30, 2014 – July 31, 2015.

For the fiscal year ended July 31, 2016, the Fund incurred $80,199 in advisory fees, of which the Advisor waived $38,519.

In addition to investment advisory fees, the Fund pay other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel

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and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

Under the Advisory Agreement, the Advisor, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Advisor. The Advisor shall act as the investment advisor to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Advisor will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Advisor with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Advisor also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Advisor, and all personnel of the Fund or the Advisor performing services relating to research, statistical and investment activities.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Trustees or by the Advisor, or by holders of a majority of that Trust's outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

A summary of the Board of Trustees deliberations in approving the Advisory Agreement is included in the Fund’s Semi-Annual Report to Shareholders for the period ended January 31, 2015.

Codes of Ethics

The Trust, the Advisor and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading

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information of the Trust. Under the code of ethics adopted by the Trust (the "Code"), the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Code, which applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Fund; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Fund to the Advisor, subject to the Board's continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor's Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest. A copy of the Advisor's Proxy Voting Policies is attached hereto as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 1-877-277-6933; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-877-277-6933 and will be sent within three business days of receipt of a request.

PORTFOLIO MANAGERS

Security selections for the Fund are made by a team that consists of the portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are William E. Flaig Jr., Joseph Barrato and Jon Guyer. As of July 31, 2016, each was responsible for the management of the following types of accounts. None of the accounts are subject to performance based fees.

Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

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Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
William E. Flaig Jr.	8	$ 800,115,654	0	$0	0	$0
Joseph Barrato	8	$ 800,115,654	0	$0	0	$0
Jon Guyer	8	$ 800,115,654	0	$0	0	$0

Conflicts of Interest

As indicated in the tables above, portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Advisor may receive fees from certain accounts that are higher than the fee it receives from its managed Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over his managed Fund.

When allocating investments among client accounts, the portfolio managers have the fiduciary obligation to treat each client equally, regardless of account size or fees paid. All clients at the same custodian (or trading desk) receive the same average price for each transaction. When multiple trading desks or custodians are used to execute transactions, the portfolio managers execute the trades in such a fashion as to ensure no client grouping consistently receives preferential treatment. When trades in the same security must be executed over multiple days, the portfolio managers execute the trades in a random order to ensure no client grouping consistently receives preferential treatment.

"Cross trades" in which a portfolio manager sells a particular security held by the Fund to another account managed by the Advisor, including another Fund (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than the independent third party would pay. The Advisor and the Fund have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

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Compensation

As compensation for his responsibilities as Chief Investment Officer of Arrow Investment Advisors, LLC, Mr. Flaig receives a fixed base salary designed to be competitive relative to the size of the Advisor within the mutual fund industry. The base salary is determined by the Advisor's management committee. In addition Mr. Flaig is eligible to participate in a bonus program based on the pre-tax performance and asset growth of the funds managed by the Advisor relative to the fund's benchmark index. Mr. Flaig also participates in an incentive program that provides a percentage of ownership in the advisor in set amounts over a set time frame. As the Chief Executive Officer and Portfolio Manager, Mr. Barrato receives a fixed base salary and discretionary bonus from the Advisor. Mr. Guyer receives a fixed base salary and discretionary bonus from the Advisor.

Ownership

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of July 31, 2016.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
William E. Flaig Jr.	$1-$10,000
Joseph Barrato	$1-$10,000
Jon Guyer	None

DISTRIBUTION OF SHARES

Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority ("FINRA").  The offering of the Fund’s Shares are continuous and the Distributor acts as an agent for the Trust.  The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor has no role in determining the investments or investment policies of the Fund.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not parties to the Distribution Agreement or the Trust’s distribution plan or interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

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The Distribution Agreement may at any time be terminated, without penalty by the Trust, by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of the Trust on 60 days' written notice to the other party.  The Distribution Agreement will automatically terminate in the event of its assignment.  The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Fund, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

The Distributor did not receive any compensation from the Fund during the fiscal year ended July 31, 2016.

Rule 12b-1 Plan

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”).  In accordance with its Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.  In addition, if the payment of management fees by the Fund is deemed to be indirect financing by the Fund of the distribution of its Shares, such payment is authorized by the Plan.  The Plan specifically recognizes that the Advisor and other persons may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares.  The Advisor and such other persons, as well as their affiliates, may pay amounts to third parties for distribution or marketing services on behalf of the Fund.  The making of the types of payments described in this paragraph could create a conflict of interest for the party receiving such payments.

 The Plan was adopted in order to permit the implementation of the Fund’s method of distribution.  No fees are currently paid by the Fund under the Plan, and there are no current plans to impose such fees.  In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund.

Under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan, if made, and the purpose for which such expenditures were made.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  The Plan may not be amended to increase materially the amount of fees paid by the Fund unless such amendment is approved by a 1940 Act majority vote of the outstanding Shares and by the Trustees in the manner described above.  The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1

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Trustees or by a 1940 Act majority vote of the outstanding shares. There were no 12b-1 expenditures paid by the Fund during the fiscal year ended July 31, 2016.

ALLOCATION OF PORTFOLIO BROKERAGE

Portfolio changes will generally be implemented through in-kind transactions for Creation Units, however the Advisor may execute brokerage transactions for the Fund, and the Fund may incur brokerage commissions. Also, the Fund may accept cash as part or all of an in-kind creation or redemption of a Creation Unit, in which case the Advisor may need to execute brokerage transactions for the Fund. The policy of the Advisor regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Advisor's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Advisor effects transactions with those brokers and dealers that the Advisor believes provide the most favorable prices and are capable of providing efficient executions. The Advisor and its affiliates do not currently participate in soft dollar transactions.

The Advisor assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Advisor are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Advisor. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

Purchases and sales of fixed-income securities for the Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and the ask prices).

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The brokerage commissions paid with respect to the Fund, are presented in the table below for the periods shown:

Brokerage Commissions as of July 31
2016	2015
$5,490	$5,689

ORGANIZATION AND MANAGEMENT OF WHOLLY-OWNED SUBSIDIARIES

The Fund may invest up to 25% of its total assets in a Subsidiary. The Subsidiary is expected to invest primarily in commodity futures, as well as fixed-income securities and cash equivalents, which are intended to serve as margin or collateral for the Subsidiary’s investments in commodity futures.

The Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of c/o Maples and Calder, PO Box 309, Ugland House, South Church Street, George Town, Grand Cayman KY1-1104, Cayman Islands. Unless otherwise noted, the address of each Director is 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. Each Subsidiary's affairs are overseen by the Trust’s board of directors consisting of the following directors:

Directors-Each Subsidiary

Name, Year of Birth and Address	Position/Term of Office with Trust	Principal Occupation(s) During the Past 5 Years
Robert S. Andrialis Year of Birth: 1944	Director since 2014/Indefinite	Currently Independent Consultant; Formerly President, Secured Growth Quantitative Research, 2011–2014.
Paul Montgomery Year of Birth: 1953	Director since 2014/Indefinite	Director of Research Scotia Partners, LLC (since 2012) Managing Member, Theta Investment Research, LLC (2003-2012).
Thomas T. Sarkany Year of Birth: 1946	Director since 2014/Indefinite	Founder and President, TTS Consultants, LLC, 2010 – present.

The Subsidiary will enter into separate contracts with the Advisor for the management of the Subsidiary's portfolio. The Subsidiary will also entered into

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arrangements with the Fund’s custodian serve as the Subsidiary's custodian, and with the Fund’s transfer agent to serve as the Subsidiary's transfer agent.

The Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by its Subsidiary will not be material in relation to the value of such Fund's assets. It is also anticipated that the Fund's own expense will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Fund's investment in its Subsidiary will not result in the Fund paying duplicative fees for similar services provided to the Fund and its Subsidiary.

Please refer to the section in this Statement of Additional Information titled "Tax Status -- Investment in Wholly- Owned Subsidiary" for information about certain tax aspects of the Fund’s investment in the Subsidiary.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period. The Portfolio may engage in active trading to achieve its investment objectives and may experience episodes of substantial portfolio turnover. For the fiscal year ended July 31, 2016, the portfolio turnover rate was 154%.

OTHER SERVICE PROVIDERS

Fund Administration

The Administrator for the Fund is Gemini Fund Services, LLC, (the "Administrator"), which has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. The Administrator is an affiliate of the Distributor.

Pursuant to an Administration Service Agreement with the Fund, the Administrator provides administrative services to the Fund, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administration Service Agreement is dated September 29, 2014. The Agreement remained in effect for two years from the effective date of the agreement, and remains in effect subject to annual approval of the Board for one-year periods thereafter.

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The Administration Service Agreement is terminable by the Board or the Administrator on ninety days' written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund's Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund's shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectuses.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a fund administration fee equal to for the services rendered to the Fund by the Administrator, the Fund pays the Administrator the Fund administration fee equal to 0.05% on the first $500 million in net assets, 0.04% on the next $1 billion in net assets and 0.03% on net assets over $1.5 billion. The Fund also pay GFS for any out-of-pocket expenses. The administration fees paid by the Fund to GFS is presented in the table below for the period shown:

Administration Fees as of July 31
2016	2015
$4,214	$2,511

Fund Accounting

Gemini Fund Services, LLC, pursuant to the Fund Accounting Service Agreement, provides the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's custodian and

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Advisor; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

The fund accounting fees paid by the Fund to GFS is presented in the table below for the period shown:

Fund Accounting Fees as of July 31
2016	2015
$1,405	$837

Transfer Agent

Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, MA 02109, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to written agreement with Fund (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services rendered to the Fund by BBH, the Funds pay BBH the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. The Fund also pays BBH for any out-of-pocket expenses. The administration fee paid by the Fund to BBH is presented in the table below for the period shown:

BBH Fees as of July 31
2016	2015
$9,891	$7,764

Custodian

BBH (the "Custodian"), 40 Water Street, Boston, MA 02109 serves as the custodian of the Fund's assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Fund. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Advisor. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders

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of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series. Each class of shares of the Fund may vote separately on matters related to its Rule 12b-1 Plan.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program is written and has been approved by the Fund's Board of Trustees. The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," ("NAV") of the Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

The Administrator calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the New York Stock Exchange (“NYSE”) is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. The NAV for the Fund will be calculated and disseminated daily. The value of the Fund’s portfolio securities is based on market value when market quotations are readily available.

Exchange-traded securities, such as common and preferred stocks, ETFs, ETPs, ETNs, closed-end funds, REITs, MLPs, REOCs and similar instruments, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the Exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor. If a security’s market price is not readily available, the security will be valued at fair value as determined by the Trust’s Fair Value Committee in accordance with the Trust’s valuation policies and procedures approved by the Board. The values of assets denominated in foreign currencies are converted into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.

Bonds, notes, debentures or similar instruments are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Trustees. Short-term investments having a maturity of 60 days or less may be amortized to maturity, provided such valuations represent par value.

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Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are readily available are valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and ask prices.

The Subsidiary will be valued at its NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that the NYSE is open. NAV is calculated by deducting all of the Subsidiary’s liabilities from the total value of its assets and dividing the result by the number of shares of the Subsidiary outstanding, rounding to the nearest cent. The total value of the assets of the Subsidiary is determined using the same valuation policy as the Fund.

Even when market quotations are available, they may be stale or unreliable because the validity of market quotations appears to be questionable; the number of quotations is such as to indicate that there is a thin market in the security; a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value; or the Advisor is aware of any other data that calls into question the reliability of market quotations such as issuer-specific events, which may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase Shares.

Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 100,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

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Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

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Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$500	2.00%

* As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because the portfolio securities of the Fund may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than(y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

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On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,”

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which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Advisor and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s n account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

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Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Advisor, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Advisor, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as provided in Appendix C, the delivery of Creation Units will generally occur no later than T+3.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

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With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash -in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Advisor shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+3 , as discussed in Appendix C the Fund may settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Advisor. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Advisor) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

56

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from

57

transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may

58

be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on receivedT+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Advisor and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a

59

Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Listed below are the dates in calendar year 2017in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change:

Argentina	Australia	Austria	Bahrain	Belgium	Bermuda

Sunday, January 01, 2017

Tuesday, February 28, 2017

Wednesday, March 01, 2017

Friday, March 24, 2017

Thursday, April 13, 2017

Friday, April 14, 2017

Monday, May 01, 2017

Thursday, May 25, 2017

Friday, June 02, 2017

Monday, August 21, 2017

Monday, October 09, 2017

Monday, January 02, 2017

Thursday, January 26, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Tuesday, April 25, 2017

Monday, June 12, 2017

Friday, December 22, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Friday, December 29, 2017

Friday, January 06, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Thursday, May 25, 2017

Monday, June 05, 2017

Thursday, June 15, 2017

Tuesday, August 15, 2017

Thursday, October 26, 2017

Wednesday, November 01, 2017

Friday, December 08, 2017

Sunday, January 01, 2017

Monday, May 01, 2017

Sunday, June 25, 2017

Monday, June 26, 2017

Tuesday, June 27, 2017

Friday, September 01, 2017

Saturday, September 02, 2017

Sunday, September 03, 2017

Thursday, September 21, 2017

Friday, September 29, 2017

Saturday, September 30, 2017

Friday, April 14, 2017 Monday, April 17, 2017 Monday, May 01, 2017 Monday, December 25, 2017 Tuesday, December 26, 2017

Monday, January 02, 2017

Friday, March 24, 2017

Wednesday, May 24, 2017

Tuesday, June 20, 2017

Thursday, July 27, 2017

Friday, July 28, 2017

Monday, September 04, 2017

Friday, November 10, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

60

Monday, November 06, 2017 Monday, November 27, 2017 Friday, December 08, 2017 Monday, December 25, 2017		Tuesday, December 26, 2017 Sunday, December 31, 2017	Thursday, November 30, 2017 Saturday, December 16, 2017 Sunday, December 17, 2017
Bosnia-Herzegovina	Botswana	Brazil	Bulgaria	Canada	Chile	China

Monday, January 02, 2017

Friday, January 06, 2017

Monday, January 09, 2017

Wednesday, March 01, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Tuesday, May 02, 2017

Tuesday, May 09, 2017

Monday, June 26, 2017

Friday, September 01, 2017

Tuesday, November 21, 2017

Monday, January 02, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Thursday, May 25, 2017

Monday, July 17, 2017

Tuesday, July 18, 2017

Monday, October 02, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Wednesday, January 25, 2017

Monday, February 27, 2017

Tuesday, February 28, 2017

Wednesday, March 01, 2017

Friday, April 14, 2017

Friday, April 21, 2017

Monday, May 01, 2017

Thursday, June 15, 2017

Thursday, September 07, 2017

Thursday, October 12, 2017

Thursday, November 02, 2017

Wednesday, November 15, 2017

Monday, November 20, 2017

Monday, December 25, 2017

Sunday, January 01, 2017

Friday, March 03, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Saturday, May 06, 2017

Wednesday, May 24, 2017

Wednesday, September 06, 2017

Friday, September 22, 2017

Sunday, December 24, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Sunday, January 01, 2017

Monday, February 20, 2017

Friday, April 14, 2017

Monday, May 22, 2017

Saturday, July 01, 2017

Monday, August 07, 2017

Monday, September 04, 2017

Monday, October 09, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Friday, April 14, 2017

Monday, May 01, 2017

Monday, June 26, 2017

Tuesday, August 15, 2017

Monday, September 18, 2017

Tuesday, September 19, 2017

Monday, October 09, 2017

Friday, October 27, 2017

Wednesday, November 01, 2017

Friday, December 08, 2017

Monday, December 25, 2017

Sunday, January 01, 2017

Monday, January 02, 2017

Friday, January 27, 2017

Saturday, January 28, 2017

Sunday, January 29, 2017

Monday, January 30, 2017

Tuesday, January 31, 2017

Wednesday, February 01, 2017

Thursday, February 02, 2017

Tuesday, April 04, 2017

Monday, May 01, 2017

Tuesday, May 02, 2017

Saturday, May 27, 2017

61

Sunday, May 28, 2017

Monday, May 29, 2017

Tuesday, May 30, 2017

Sunday, October 01, 2017

Monday, October 02, 2017

Tuesday, October 03, 2017

Wednesday, October 04, 2017

Thursday, October 05, 2017

Friday, October 06, 2017

Saturday, October 07, 2017

Sunday, October 08, 2017

Clearstream	Colombia	Costa Rica	Croatia	Cyprus	Czech Republic	Denmark
Monday, December 25, 2017	Sunday, January 01, 2017 Friday, January 06, 2017 Monday, March 20, 2017 Thursday, April 13, 2017 Friday, April 14, 2017 Monday, May 01, 2017 Thursday, May 25, 2017	Tuesday, April 11, 2017 Thursday, April 13, 2017 Friday, April 14, 2017 Monday, May 01, 2017 Tuesday, July 25, 2017 Wednesday, August 02, 2017 Tuesday, August 15, 2017	Friday, January 06, 2017 Friday, April 14, 2017 Monday, April 17, 2017 Monday, May 01, 2017 Thursday, June 15, 2017 Thursday, June 22, 2017 Tuesday, August 15, 2017	Friday, January 06, 2017 Monday, February 27, 2017 Friday, April 14, 2017 Monday, April 17, 2017 Tuesday, April 18, 2017 Monday, May 01, 2017 Monday, June 05, 2017	Sunday, January 01, 2017 Friday, April 14, 2017 Monday, April 17, 2017 Monday, May 01, 2017 Monday, May 08, 2017 Wednesday, July 05, 2017 Thursday, July 06, 2017	Monday, March 13, 2017 Friday, April 14, 2017 Monday, April 17, 2017 Friday, May 12, 2017 Thursday, May 25, 2017 Friday, May 26, 2017 Monday, June 05, 2017 Monday, December 25, 2017
62

Monday, June 19, 2017

Monday, June 26, 2017

Monday, July 03, 2017

Thursday, July 20, 2017

Monday, August 07, 2017

Monday, August 21, 2017

Monday, October 16, 2017

Monday, November 06, 2017

Monday, November 13, 2017

Friday, December 08, 2017

Monday, December 25, 2017

		Friday, September 15, 2017 Monday, October 16, 2017 Monday, December 25, 2017	Wednesday, November 01, 2017 Monday, December 25, 2017 Tuesday, December 26, 2017	Tuesday, August 15, 2017 Monday, December 25, 2017 Tuesday, December 26, 2017	Thursday, September 28, 2017 Saturday, October 28, 2017 Friday, November 17, 2017 Sunday, December 24, 2017 Monday, December 25, 2017 Tuesday, December 26, 2017	Tuesday, December 26, 2017
Ecuador	Egypt	Estonia	Euroclear	Finland	France	Germany
Sunday, January 01, 2017 Monday, February 27, 2017 Tuesday, February 28, 2017 Friday, April 14, 2017 Monday, May 01, 2017 Friday, May 26, 2017 Friday, August 11, 2017 Monday, October 09, 2017	Sunday, January 01, 2017 Saturday, January 07, 2017 Wednesday, January 25, 2017 Sunday, April 16, 2017 Monday, April 17, 2017 Tuesday, April 25, 2017 Monday, May 01, 2017	Thursday, February 23, 2017 Friday, February 24, 2017 Friday, March 17, 2017 Friday, April 14, 2017 Monday, May 01, 2017 Thursday, May 25, 2017 Thursday, June 22, 2017 Friday, June 23, 2017	Monday, December 25, 2017	Friday, January 06, 2017 Thursday, April 13, 2017 Friday, April 14, 2017 Monday, April 17, 2017 Monday, May 01, 2017 Thursday, May 25, 2017 Friday, June 23, 2017 Wednesday, December 06, 2017	Friday, April 14, 2017 Monday, April 17, 2017 Monday, May 01, 2017 Monday, December 25, 2017 Tuesday, December 26, 2017	Sunday, January 01, 2017 Friday, April 14, 2017 Monday, April 17, 2017 Monday, May 01, 2017 Thursday, May 25, 2017 Monday, June 05, 2017 Thursday, June 15, 2017
63

Thursday, November 02, 2017 Friday, November 03, 2017 Monday, December 25, 2017

Monday, June 26, 2017

Tuesday, June 27, 2017

Wednesday, June 28, 2017

Friday, June 30, 2017

Saturday, July 01, 2017

Sunday, July 23, 2017

Saturday, September 02, 2017

Sunday, September 03, 2017

Monday, September 04, 2017

Friday, September 22, 2017

Friday, October 06, 2017

Friday, December 01, 2017

Monday, December 25, 2017

		Monday, December 25, 2017 Tuesday, December 26, 2017		Monday, December 25, 2017 Tuesday, December 26, 2017		Tuesday, October 03, 2017 Monday, December 25, 2017 Tuesday, December 26, 2017
Ghana	Greece	Hong Kong SAR	Hungary	Iceland	India	Indonesia
Sunday, January 01, 2017 Monday, January 02, 2017 Monday, March 06, 2017 Friday, April 14, 2017 Monday, April 17, 2017 Monday, May 01, 2017	Friday, January 06, 2017 Monday, February 27, 2017 Friday, April 14, 2017 Monday, April 17, 2017 Tuesday, April 18, 2017 Monday, May 01, 2017	Monday, January 02, 2017 Friday, January 27, 2017 Saturday, January 28, 2017 Monday, January 30, 2017 Tuesday, January 31, 2017	Wednesday, March 15, 2017 Friday, April 14, 2017 Monday, April 17, 2017 Monday, May 01, 2017 Monday, June 05, 2017 Monday, October 23, 2017	Thursday, April 13, 2017 Friday, April 14, 2017 Monday, April 17, 2017 Thursday, April 20, 2017 Thursday, May 25, 2017 Monday, June 05, 2017	Thursday, January 26, 2017 Friday, February 24, 2017 Monday, March 13, 2017 Tuesday, March 28, 2017 Tuesday, April 04, 2017 Friday, April 14, 2017	Tuesday, March 28, 2017 Friday, April 14, 2017 Monday, April 24, 2017 Monday, May 01, 2017 Thursday, May 11, 2017 Thursday, May 25, 2017
64

Thursday, May 25, 2017

Monday, June 26, 2017

Saturday, July 01, 2017

Monday, July 03, 2017

Friday, September 01, 2017

Thursday, September 21, 2017

Friday, December 01, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Monday, June 05, 2017 Tuesday, August 15, 2017 Monday, December 25, 2017 Tuesday, December 26, 2017

Tuesday, April 04, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Wednesday, May 03, 2017

Tuesday, May 30, 2017

Monday, October 02, 2017

Thursday, October 05, 2017

Saturday, October 28, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

			Wednesday, November 01, 2017 Monday, December 25, 2017 Tuesday, December 26, 2017	Saturday, June 17, 2017 Monday, August 07, 2017 Monday, December 25, 2017 Tuesday, December 26, 2017

Monday, May 01, 2017

Wednesday, May 10, 2017

Monday, June 26, 2017

Tuesday, August 15, 2017

Thursday, August 17, 2017

Friday, August 25, 2017

Monday, October 02, 2017

Wednesday, October 18, 2017

Monday, December 25, 2017

Thursday, June 01, 2017

Friday, June 23, 2017

Monday, June 26, 2017

Tuesday, June 27, 2017

Wednesday, June 28, 2017

Monday, July 17, 2017

Friday, September 01, 2017

Thursday, September 21, 2017

Friday, December 01, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Ireland	Israel	Italy	Ivory Coast	Japan	Jordan	Kazakhstan
Monday, January 02, 2017 Friday, March 17, 2017 Monday, April 17, 2017 Monday, May 01, 2017 Monday, June 05, 2017 Monday, August 07, 2017 Monday, October 30, 2017	Sunday, March 12, 2017 Monday, April 10, 2017 Tuesday, April 11, 2017 Wednesday, April 12, 2017 Thursday, April 13, 2017 Friday, April 14, 2017 Sunday, April 16, 2017 Monday, April 17, 2017	Sunday, January 01, 2017 Friday, January 06, 2017 Friday, April 14, 2017 Monday, April 17, 2017 Tuesday, April 25, 2017 Friday, June 02, 2017 Tuesday, August 15, 2017 Wednesday, November 01, 2017	Sunday, January 01, 2017 Tuesday, March 28, 2017 Tuesday, May 02, 2017 Thursday, May 04, 2017 Friday, May 05, 2017 Tuesday, May 16, 2017 Wednesday, July 05, 2017 Thursday, July 06, 2017	Sunday, January 01, 2017 Monday, January 02, 2017 Tuesday, January 03, 2017 Monday, January 09, 2017 Saturday, February 11, 2017 Monday, March 20, 2017 Saturday, April 29, 2017	Sunday, January 01, 2017 Monday, May 01, 2017 Thursday, May 25, 2017 Sunday, June 25, 2017 Monday, June 26, 2017 Tuesday, June 27, 2017 Wednesday, June 28, 2017	Monday, January 02, 2017 Tuesday, January 03, 2017 Wednesday, March 08, 2017 Tuesday, March 21, 2017 Wednesday, March 22, 2017 Thursday, March 23, 2017 Monday, May 01, 2017
65

Monday, December 25, 2017 Tuesday, December 26, 2017

Monday, May 01, 2017

Tuesday, May 02, 2017

Tuesday, May 30, 2017

Wednesday, May 31, 2017

Tuesday, August 01, 2017

Wednesday, September 20, 2017

Thursday, September 21, 2017

Friday, September 22, 2017

Friday, September 29, 2017

Saturday, September 30, 2017

Wednesday, October 04, 2017

Thursday, October 05, 2017

Friday, October 06, 2017

Sunday, October 08, 2017

Monday, October 09, 2017

Tuesday, October 10, 2017

Wednesday, October 11, 2017

Thursday, October 12, 2017

Friday, December 08, 2017 Monday, December 25, 2017 Tuesday, December 26, 2017

Monday, August 07, 2017

Tuesday, August 08, 2017

Tuesday, August 15, 2017

Tuesday, September 12, 2017

Wednesday, November 01, 2017

Wednesday, November 15, 2017

Tuesday, December 12, 2017

Monday, December 25, 2017

Wednesday, May 03, 2017

Thursday, May 04, 2017

Friday, May 05, 2017

Monday, July 17, 2017

Friday, August 11, 2017

Monday, September 18, 2017

Saturday, September 23, 2017

Monday, October 09, 2017

Friday, November 03, 2017

Thursday, November 23, 2017

Saturday, December 23, 2017

Sunday, December 31, 2017

					Thursday, August 31, 2017 Monday, September 04, 2017 Thursday, September 21, 2017 Thursday, November 30, 2017 Monday, December 25, 2017	Monday, May 08, 2017 Tuesday, May 09, 2017 Thursday, July 06, 2017 Wednesday, August 30, 2017 Friday, September 01, 2017 Friday, December 01, 2017 Monday, December 18, 2017 Tuesday, December 19, 2017
Kenya	Kuwait	Latvia	Lebanon	Lithuania	Luxembourg	Malaysia
66

Sunday, January 01, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Thursday, June 01, 2017

Monday, June 26, 2017

Friday, October 20, 2017

Tuesday, December 12, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Monday, June 26, 2017

Tuesday, June 27, 2017

Wednesday, June 28, 2017

Thursday, June 29, 2017

Friday, June 30, 2017

Friday, September 01, 2017

Saturday, September 02, 2017

Sunday, September 03, 2017

Monday, September 04, 2017

Tuesday, September 05, 2017

Thursday, April 13, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Thursday, May 04, 2017

Thursday, May 25, 2017

Thursday, June 22, 2017

Friday, June 23, 2017

Friday, November 17, 2017

Monday, November 20, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Sunday, January 01, 2017

Friday, January 06, 2017

Thursday, February 09, 2017

Saturday, March 25, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Thursday, May 25, 2017

Monday, June 26, 2017

Tuesday, June 27, 2017

Tuesday, August 15, 2017

Friday, September 01, 2017

Saturday, September 02, 2017

Thursday, September 21, 2017

Saturday, September 30, 2017

Wednesday, November 22, 2017

Friday, December 01, 2017

Monday, December 25, 2017

Thursday, February 16, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Thursday, May 25, 2017

Thursday, July 06, 2017

Tuesday, August 15, 2017

Wednesday, November 01, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Thursday, May 25, 2017

Monday, June 05, 2017

Friday, June 23, 2017

Tuesday, August 15, 2017

Wednesday, November 01, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Sunday, January 01, 2017

Monday, January 02, 2017

Saturday, January 28, 2017

Sunday, January 29, 2017

Monday, January 30, 2017

Wednesday, February 01, 2017

Thursday, February 09, 2017

Monday, May 01, 2017

Wednesday, May 10, 2017

Saturday, June 03, 2017

Monday, June 12, 2017

Sunday, June 25, 2017

Monday, June 26, 2017

Tuesday, June 27, 2017

Thursday, August 31, 2017

Friday, September 01, 2017

Saturday, September 16, 2017

Thursday, September 21, 2017

67

Wednesday, October 18, 2017 Friday, December 01, 2017 Monday, December 25, 2017
Mauritius	Mexico	Morocco	Namibia	Netherlands	New Zealand	Nigeria

Sunday, January 01, 2017

Monday, January 02, 2017

Saturday, January 28, 2017

Wednesday, February 01, 2017

Thursday, February 09, 2017

Friday, February 24, 2017

Sunday, March 12, 2017

Wednesday, March 29, 2017

Monday, May 01, 2017

Monday, June 26, 2017

Saturday, August 26, 2017

Thursday, October 19, 2017

Wednesday, November 01, 2017

Thursday, November 02, 2017

Monday, December 25, 2017

Monday, February 06, 2017

Monday, March 20, 2017

Thursday, April 13, 2017

Friday, April 14, 2017

Monday, May 01, 2017

Thursday, November 02, 2017

Monday, November 20, 2017

Tuesday, December 12, 2017

Monday, December 25, 2017

Sunday, January 01, 2017

Wednesday, January 11, 2017

Monday, May 01, 2017

Monday, June 26, 2017

Sunday, July 30, 2017

Monday, August 14, 2017

Sunday, August 20, 2017

Monday, August 21, 2017

Saturday, September 02, 2017

Friday, September 22, 2017

Monday, November 06, 2017

Saturday, November 18, 2017

Friday, December 01, 2017

Monday, January 02, 2017

Tuesday, March 21, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Thursday, April 27, 2017

Monday, May 01, 2017

Thursday, May 04, 2017

Thursday, May 25, 2017

Friday, June 16, 2017

Saturday, September 09, 2017

Monday, December 11, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Wednesday, December 27, 2017

Friday, April 14, 2017 Monday, April 17, 2017 Monday, May 01, 2017 Monday, December 25, 2017 Tuesday, December 26, 2017

Monday, January 02, 2017

Tuesday, January 03, 2017

Monday, January 23, 2017

Monday, January 30, 2017

Monday, February 06, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Tuesday, April 25, 2017

Monday, June 05, 2017

Monday, October 23, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Sunday, January 01, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Saturday, May 27, 2017

Monday, May 29, 2017

Monday, June 12, 2017

Monday, June 26, 2017

Tuesday, June 27, 2017

Thursday, August 31, 2017

Friday, September 01, 2017

Sunday, October 01, 2017

Thursday, November 30, 2017

Monday, December 25, 2017

68

Norway	Oman	Pakistan	Peru	Philippines	Poland

Wednesday, April 12, 2017

Thursday, April 13, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Wednesday, May 17, 2017

Thursday, May 25, 2017

Monday, June 05, 2017

Monday, December 25, 2017

Monday, June 26, 2017

Tuesday, June 27, 2017

Wednesday, June 28, 2017

Thursday, June 29, 2017

Friday, June 30, 2017

Friday, September 01, 2017

Saturday, September 02, 2017

Sunday, September 03, 2017

Monday, September 04, 2017

Tuesday, September 05, 2017

Sunday, January 01, 2017

Sunday, February 05, 2017

Thursday, March 23, 2017

Tuesday, June 06, 2017

Saturday, July 01, 2017

Wednesday, July 05, 2017

Thursday, July 06, 2017

Friday, July 07, 2017

Saturday, July 08, 2017

Saturday, September 09, 2017

Tuesday, September 12, 2017

Wednesday, September 13, 2017

Thursday, September 14, 2017

Wednesday, October 11, 2017

Thursday, October 12, 2017

Thursday, November 09, 2017

Tuesday, December 12, 2017

Thursday, April 13, 2017

Friday, April 14, 2017

Monday, May 01, 2017

Thursday, June 29, 2017

Friday, July 28, 2017

Wednesday, August 30, 2017

Wednesday, November 01, 2017

Friday, December 08, 2017

Monday, December 25, 2017

Sunday, January 01, 2017

Saturday, January 28, 2017

Saturday, February 25, 2017

Sunday, April 09, 2017

Thursday, April 13, 2017

Friday, April 14, 2017

Saturday, April 15, 2017

Monday, May 01, 2017

Monday, June 12, 2017

Tuesday, June 27, 2017

Monday, August 21, 2017

Monday, August 28, 2017

Friday, September 01, 2017

Tuesday, October 31, 2017

Wednesday, November 01, 2017

Thursday, November 30, 2017

Monday, December 25, 2017

Saturday, December 30, 2017

Friday, January 06, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Wednesday, May 03, 2017

Thursday, June 15, 2017

Tuesday, August 15, 2017

Wednesday, November 01, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Friday, December 29, 2017

69

Sunday, December 31, 2017
Portugal	Qatar	Romania	Russia	Rwanda	Saudi Arabia	Serbia

Friday, April 14, 2017

Monday, April 17, 2017

Tuesday, April 25, 2017

Monday, May 01, 2017

Tuesday, August 15, 2017

Wednesday, November 01, 2017

Friday, December 08, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Sunday, January 01, 2017

Tuesday, February 14, 2017

Sunday, March 05, 2017

Sunday, June 25, 2017

Monday, June 26, 2017

Tuesday, June 27, 2017

Friday, September 01, 2017

Saturday, September 02, 2017

Sunday, September 03, 2017

Monday, December 18, 2017

Sunday, January 01, 2017

Monday, January 02, 2017

Tuesday, January 24, 2017

Sunday, April 16, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Thursday, June 01, 2017

Sunday, June 04, 2017

Monday, June 05, 2017

Tuesday, August 15, 2017

Thursday, November 30, 2017

Friday, December 01, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Monday, January 02, 2017

Tuesday, January 03, 2017

Wednesday, January 04, 2017

Thursday, January 05, 2017

Friday, January 06, 2017

Thursday, February 23, 2017

Friday, February 24, 2017

Wednesday, March 08, 2017

Monday, May 01, 2017

Monday, May 08, 2017

Tuesday, May 09, 2017

Monday, June 12, 2017

Monday, November 06, 2017

Sunday, January 01, 2017

Monday, January 02, 2017

Wednesday, February 01, 2017

Friday, April 07, 2017

Friday, April 14, 2017

Monday, May 01, 2017

Saturday, July 01, 2017

Monday, July 03, 2017

Tuesday, July 04, 2017

Friday, August 04, 2017

Tuesday, August 15, 2017

Tuesday, September 05, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Monday, June 26, 2017

Tuesday, June 27, 2017

Wednesday, June 28, 2017

Thursday, June 29, 2017

Friday, June 30, 2017

Friday, September 01, 2017

Saturday, September 02, 2017

Sunday, September 03, 2017

Monday, September 04, 2017

Tuesday, September 05, 2017

Saturday, September 23, 2017

Monday, January 02, 2017

Tuesday, January 03, 2017

Wednesday, February 15, 2017

Thursday, February 16, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Tuesday, May 02, 2017

Saturday, November 11, 2017

Singapore	Slovakia	Slovenia	South Africa	South Korea	Spain	Sri Lanka
Sunday, January 01, 2017 Monday, January 02, 2017	Friday, January 06, 2017 Friday, April 14, 2017 Monday, April 17, 2017	Wednesday, February 08, 2017 Friday, April 14, 2017 Monday, April 17, 2017	Sunday, January 01, 2017 Monday, January 02, 2017	Sunday, January 01, 2017 Friday, January 27, 2017	Monday, January 02, 2017 Friday, April 14, 2017 Monday, April 17, 2017	Thursday, January 12, 2017 Saturday, January 14, 2017
70

Saturday, January 28, 2017

Sunday, January 29, 2017

Monday, January 30, 2017

Friday, April 14, 2017

Monday, May 01, 2017

Wednesday, May 10, 2017

Sunday, June 25, 2017

Monday, June 26, 2017

Wednesday, August 09, 2017

Friday, September 01, 2017

Wednesday, October 18, 2017

Monday, December 25, 2017

Monday, May 01, 2017

Monday, May 08, 2017

Wednesday, July 05, 2017

Tuesday, August 29, 2017

Friday, September 01, 2017

Friday, September 15, 2017

Wednesday, November 01, 2017

Friday, November 17, 2017

Monday, December 25, 2017

Thursday, April 27, 2017 Monday, May 01, 2017 Tuesday, May 02, 2017 Tuesday, August 15, 2017 Tuesday, October 31, 2017 Wednesday, November 01, 2017 Monday, December 25, 2017 Tuesday, December 26, 2017

Tuesday, March 21, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Thursday, April 27, 2017

Monday, May 01, 2017

Friday, June 16, 2017

Wednesday, August 09, 2017

Sunday, September 24, 2017

Monday, September 25, 2017

Saturday, December 16, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Saturday, January 28, 2017

Sunday, January 29, 2017

Monday, January 30, 2017

Wednesday, March 01, 2017

Monday, May 01, 2017

Wednesday, May 03, 2017

Friday, May 05, 2017

Tuesday, June 06, 2017

Tuesday, August 15, 2017

Tuesday, October 03, 2017

Wednesday, October 04, 2017

Thursday, October 05, 2017

Friday, October 06, 2017

Monday, October 09, 2017

Wednesday, December 20, 2017

Monday, December 25, 2017

Friday, December 29, 2017

Monday, May 01, 2017 Tuesday, August 15, 2017 Monday, December 25, 2017 Tuesday, December 26, 2017

Saturday, February 04, 2017

Friday, February 10, 2017

Friday, February 24, 2017

Sunday, March 12, 2017

Monday, April 10, 2017

Thursday, April 13, 2017

Friday, April 14, 2017

Monday, May 01, 2017

Wednesday, May 10, 2017

Thursday, May 11, 2017

Thursday, June 08, 2017

Monday, June 26, 2017

Saturday, July 08, 2017

Monday, August 07, 2017

Friday, September 01, 2017

Tuesday, September 05, 2017

Thursday, October 05, 2017

Wednesday, October 18, 2017

Friday, November 03, 2017

71

Friday, December 01, 2017 Sunday, December 03, 2017 Monday, December 25, 2017
Sweden	Switzerland	Taiwan	Tanzania, United Republic Of	Thailand	Trinidad & Tobago

Thursday, January 05, 2017

Friday, January 06, 2017

Thursday, April 13, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Wednesday, May 24, 2017

Thursday, May 25, 2017

Tuesday, June 06, 2017

Friday, June 23, 2017

Friday, November 03, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Monday, January 02, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Thursday, May 25, 2017

Monday, June 05, 2017

Tuesday, August 01, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Monday, January 02, 2017

Wednesday, January 25, 2017

Thursday, January 26, 2017

Friday, January 27, 2017

Monday, January 30, 2017

Tuesday, January 31, 2017

Wednesday, February 01, 2017

Saturday, February 18, 2017

Monday, February 27, 2017

Tuesday, February 28, 2017

Monday, April 03, 2017

Tuesday, April 04, 2017

Monday, May 01, 2017

Monday, May 29, 2017

Sunday, January 01, 2017

Thursday, January 12, 2017

Friday, April 07, 2017

Friday, April 14, 2017

Sunday, April 16, 2017

Monday, April 17, 2017

Wednesday, April 26, 2017

Monday, May 01, 2017

Sunday, June 25, 2017

Friday, July 07, 2017

Tuesday, August 08, 2017

Friday, September 01, 2017

Saturday, October 14, 2017

Friday, December 01, 2017

Saturday, December 09, 2017

Monday, January 02, 2017

Monday, February 13, 2017

Thursday, April 06, 2017

Thursday, April 13, 2017

Friday, April 14, 2017

Monday, May 01, 2017

Friday, May 05, 2017

Wednesday, May 10, 2017

Monday, July 10, 2017

Monday, August 14, 2017

Monday, October 23, 2017

Tuesday, December 05, 2017

Monday, December 11, 2017

Sunday, January 01, 2017

Monday, January 02, 2017

Friday, April 14, 2017

Thursday, June 15, 2017

Monday, June 19, 2017

Tuesday, August 01, 2017

Monday, September 25, 2017

Thursday, October 19, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

72

			Tuesday, May 30, 2017 Saturday, June 03, 2017 Saturday, September 30, 2017 Wednesday, October 04, 2017 Monday, October 09, 2017 Tuesday, October 10, 2017	Monday, December 25, 2017 Tuesday, December 26, 2017
Tunisia	Turkey	Uganda	Ukraine	United Arab Emirates	United Kingdom	United States

Sunday, January 01, 2017

Saturday, January 14, 2017

Monday, March 20, 2017

Sunday, April 09, 2017

Monday, May 01, 2017

Saturday, June 24, 2017

Sunday, June 25, 2017

Monday, June 26, 2017

Tuesday, July 25, 2017

Sunday, August 13, 2017

Friday, September 01, 2017

Saturday, September 02, 2017

Monday, May 01, 2017

Friday, May 19, 2017

Monday, June 26, 2017

Tuesday, June 27, 2017

Wednesday, June 28, 2017

Wednesday, August 30, 2017

Thursday, August 31, 2017

Friday, September 01, 2017

Monday, September 04, 2017

Sunday, January 01, 2017

Thursday, January 26, 2017

Thursday, February 16, 2017

Saturday, February 18, 2017

Wednesday, March 08, 2017

Saturday, March 25, 2017

Tuesday, March 28, 2017

Saturday, June 03, 2017

Friday, June 09, 2017

Friday, July 07, 2017

Tuesday, September 12, 2017

Monday, October 09, 2017

Monday, January 02, 2017

Monday, January 09, 2017

Wednesday, March 08, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Tuesday, May 02, 2017

Tuesday, May 09, 2017

Monday, June 05, 2017

Wednesday, June 28, 2017

Thursday, August 24, 2017

Monday, October 16, 2017

Sunday, January 01, 2017

Monday, April 24, 2017

Monday, June 26, 2017

Tuesday, June 27, 2017

Wednesday, June 28, 2017

Thursday, August 31, 2017

Friday, September 01, 2017

Saturday, September 02, 2017

Sunday, September 03, 2017

Thursday, September 21, 2017

Thursday, November 30, 2017

Friday, December 01, 2017

Monday, January 02, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Monday, May 29, 2017

Monday, August 28, 2017

Friday, December 22, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

Friday, December 29, 2017

Monday, January 02, 2017

Monday, January 16, 2017

Monday, February 20, 2017

Friday, April 14, 2017

Monday, May 29, 2017

Tuesday, July 04, 2017

Monday, September 04, 2017

Monday, October 09, 2017

Friday, November 10, 2017

Thursday, November 23, 2017

Tuesday, December 26, 2017

73

Thursday, September 21, 2017 Sunday, October 15, 2017 Friday, December 01, 2017		Tuesday, December 26, 2017		Saturday, December 02, 2017 Sunday, December 03, 2017
Uruguay	Venezuela	Vietnam	Zambia	Zimbabwe

Friday, January 06, 2017

Monday, February 27, 2017

Tuesday, February 28, 2017

Thursday, April 13, 2017

Friday, April 14, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Monday, May 22, 2017

Monday, June 19, 2017

Tuesday, July 18, 2017

Friday, August 25, 2017

Monday, October 16, 2017

Thursday, November 02, 2017

Monday, December 25, 2017

Monday, January 09, 2017

Monday, February 27, 2017

Tuesday, February 28, 2017

Thursday, April 13, 2017

Wednesday, April 19, 2017

Monday, May 01, 2017

Monday, May 29, 2017

Monday, June 19, 2017

Monday, July 03, 2017

Wednesday, July 05, 2017

Monday, July 24, 2017

Monday, August 14, 2017

Monday, September 11, 2017

Thursday, October 12, 2017

Monday, November 06, 2017

Monday, January 02, 2017

Friday, January 27, 2017

Monday, January 30, 2017

Tuesday, January 31, 2017

Wednesday, February 01, 2017

Thursday, February 02, 2017

Thursday, April 06, 2017

Monday, May 01, 2017

Tuesday, May 02, 2017

Monday, September 04, 2017

Sunday, January 01, 2017

Monday, January 02, 2017

Wednesday, March 08, 2017

Sunday, March 12, 2017

Monday, March 13, 2017

Friday, April 14, 2017

Saturday, April 15, 2017

Monday, April 17, 2017

Monday, May 01, 2017

Thursday, May 25, 2017

Monday, July 03, 2017

Tuesday, July 04, 2017

Monday, August 07, 2017

Wednesday, October 18, 2017

Tuesday, October 24, 2017

Sunday, January 01, 2017

Monday, January 02, 2017

Friday, April 14, 2017

Saturday, April 15, 2017

Sunday, April 16, 2017

Monday, April 17, 2017

Tuesday, April 18, 2017

Monday, May 01, 2017

Thursday, May 25, 2017

Monday, August 14, 2017

Tuesday, August 15, 2017

Friday, December 22, 2017

Monday, December 25, 2017

Tuesday, December 26, 2017

74

Monday, December 11, 2017 Monday, December 25, 2017	Monday, December 25, 2017

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

The Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses incurred after January 31, 2011 may now be carried forward indefinitely and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing

75

requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

76

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to

77

furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the

78

amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

Foreign Currency Transactions

The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

79

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

80

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Wholly Owned Subsidiaries

The Fund may invest a portion of its assets in its Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the "Safe Harbor") pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are "of a kind customarily dealt in on an organized commodity exchange" if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary's securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary's gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as "portfolio interest." The term "portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

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The Subsidiary will be wholly-owned by the Fund. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by "U.S. Shareholders." Because the Fund is a U.S. person that will own all of the stock of the Subsidiary, the Fund will be a "U.S. Shareholder" and the Subsidiary will be a CFC. As a "U.S. Shareholder," the Fund will be required to include in gross income for United States federal income tax purposes all of the Subsidiary's "subpart F income" (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be "subpart F income." "Subpart F income" generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. "Subpart F income" also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Fund's recognition of the Subsidiary's "subpart F income" will increase the Fund's tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Fund's tax basis in the Subsidiary. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income.

In general, each "U.S. Shareholder" is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of a CFC and the CFC. In addition, a "U.S. Shareholder" may in certain circumstances be required to report a disposition of shares in the Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of a Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP, located at 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as the Fund’s independent registered public accounting firm providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

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LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700 Columbus, Ohio 43215 serves as the Trust's legal counsel.

FINANCIAL STATEMENTS

The financial statements for the Fund are incorporated by reference to the Annual Report.

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APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

OF ARROW INVESTMENT ADVISORS, LLC

Arrow Investment Advisors, LLC ("Arrow") votes (or refrains from voting) proxies for a client in a manner that Arrow, in the exercise of its independent business judgment, concludes are in the best economic interests of such client. In some cases, Arrow may determine that it is in the best economic interests of a client to refrain from exercising the fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, Arrow's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Arrow recalling loaned securities in order to ensure they are voted. Periodically, Arrow analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. Arrow will normally vote on specific proxy issues in accordance with its proxy voting guidelines. Arrow's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. Arrow may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a client. Arrow votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the client, the client's affiliates (if any), Arrow or Arrow's affiliates. When voting proxies, Arrow attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	Arrow generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;
•	Arrow generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and
•	Arrow generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

When Arrow exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the funds, Arrow will vote the shares held by the client in the same proportion as the votes of all other holders of such security.

Arrow may conclude that the best interest of the firm's client requires that a proxy be voted in a manner that differs from the predetermined proxy voting policy. In this situation, Arrow may vote the proxy other than according to such policy.

Information with respect to how Arrow voted Fund proxies relating to portfolio securities during the most recent 12-month period is available: (i) without charge, upon request, by calling 1-877-277-6933 or through the Fund's website at www.arrowfunds.com : and (ii) on the SEC's website at www.sec.gov.

A-1

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(i)	Registrant's Trust Instrument, which was filed as an exhibit to the Registrant's Registration Statement on November 23, 2011, is incorporated by reference.

(ii)	Certificate of Trust, which was filed as an exhibit to the Registrant's Registration Statement on November 23, 2011, is incorporated by reference.

(b) By-Laws. Registrant's By-Laws, which were filed as an exhibit to the Registrant's Registration Statement on November 23, 2011, are incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)	Management Agreement, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.
(a)	Amended and Restated Appendix A of Management Agreement, which was filed as an exhibit to the Registrant’s Registration Statement on January 16, 2015, is incorporated by reference.
(ii)	Expense Limitation Agreement between Arrow Investments Trust and Arrow Investment Advisors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on November 5, 2014, is incorporated by reference.
(a)	Amended and Restated Appendix A to Expense Limitation Agreement, which was filed as an exhibit to the Registrant’s Registration Statement on January 16, 2015, is incorporated by reference.

(e) Underwriting Contracts.

(i)	ETF Distribution Agreement with Northern Lights Distributors, LLC. which was filed as an exhibit to the Registrant's Registration Statement on September 29, 2014, is incorporated by reference.
(ii)	Underwriting Agreement with Archer Distributors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on May 12, 2014, is incorporated by reference.

(iii)	Form of Authorized Participant Agreement, which was filed as an exhibit to the Registrant’s Registration Statement on November 5, 2014, is incorporated by reference.

(a)	Form of Amendment to Authorized Participant Agreement, which was filed as an exhibit to the Registrant’s Registration Statement on November 5, 2014, is incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(i)	Custody Agreement, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.
(ii)	Account Control Agreement which was filed as an exhibit to the Registrant's Registration Statement on November 27, 2013, is incorporated by reference.
(iii)	Custody and Transfer Agent Agreement with Brown Brothers Harriman & Co., which was filed as an exhibit to the Registrant's Registration Statement on September 29, 2014, is incorporated by reference.
(a)	Amended Appendix A to Custody and Transfer Agent Agreement dated January 2, 2015, which was filed as an exhibit to the Registrant’s Registration Statement on January 16, 2015, is incorporated by reference.

.

(h) Other Material Contracts.

(i)	Fund Services Agreement, which was filed as an exhibit to the Registrant’s Registration Statement on May 12, 2014, is incorporated by reference.

(a)       Amendment to Fund Services Agreement, which was filed as an exhibit to the Registrant’s Registration Statement on May 12, 2014, is incorporated by reference.

(ii)	ETF Fund Services Agreement, which was filed as an exhibit to the Registrant's Registration Statement on September 29, 2014, is incorporated by reference.

(i)	Legal Opinion of Thompson Hine, LLP, previously filed as an exhibit to the Registrant’s Registration Statement on September 29, 2014, is incorporated by reference.
(ii)	Legal Consent of Thompson Hine, filed herewith.

(j) Other Opinions, Consent of Independent Registered Public Accounting Firm is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. None.

(m) Rule 12b-1 Plans.

(i)	Class A and Class C Plan of Distribution Pursuant to Rule 12b-1, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.
(ii)	ETF Distribution Plan Pursuant to Rule 12b-1 Under the Investment Company Act of 1940, which was filed as an exhibit to the Registrant's Registration Statement on September 29, 2014, is incorporated by reference.
(a)	Amended and Restated ETF Distribution Plan Pursuant to Rule 12b-1 Under the Investment Company Act of 1940, was filed as an exhibit to the Registrant’s Registration Statement on November 25, 2015, is incorporated by reference.

(n) Rule 18f-3 Plan. Rule 18f-3 Plan, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(o) Reserved.

(p) Code of Ethics.

(i) Code of Ethics for Arrow Investments Trust, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(ii) Code of Ethics for Arrow Investment Advisors, LLC, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(iii) Code of Ethics for principal underwriter (Northern Lights Distributors, LLC), which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(iv) Code of Ethics for principal underwriter (Archer Distributors, LLC), which was filed as an exhibit to the Registrant’s Registration Statement on May 12, 2014, is incorporated by reference.

(q) Powers of Attorney. Power of Attorney for Robert S. Andrialis, Thomas T. Sarkany and Sam Singh, which were filed as an exhibit to the Registrant’s Registration Statement on May 12, 2014, are incorporated by reference. Power of Attorney for the Trust, and a certificate with respect thereto, and each other trustee and executive officer, which were filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, are incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article IX of the Registrant's Trust Instrument, which is incorporated by reference as described above, Section 7 of the Underwriting Agreement with Northern Lights Distributors, LLC, which is incorporated by reference as described above, Section 8 of the Underwriting Agreement with Archer Distributors, LLC, which is incorporated by reference as described above, Section 11 of the Management Agreement, which is incorporated by reference as described above, Section 16 of the Custody Agreement, which is incorporated by reference as described above, Section 11 of the Custodian and Transfer Agent Agreement, which incorporated by reference as described above, Section 4 of the Fund Services Agreement, which is incorporated by reference as described above, and Section 4 of the ETF Fund Services Agreement, which is incorporated by reference as described above. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Advisor.

Arrow Investment Advisors LLC, 6100 Chevy Chase Dr., Suite 100, Laurel, MD 20707 is a registered investment adviser. Additional information about the Advisor and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the Advisor's Form ADV, file number 801-66595.

Item 32. Principal Underwriters.

(a)(1) Northern Lights Distributors, LLC ("NLD"), is the principal underwriter for the Arrow DWA Tactical ETF, a series of Arrow Investment Trust. NLD also acts as principal underwriter for the following: AdvisorOne Funds, AmericaFirst Quantitative Funds, Arrow ETF Trust, BlueArc Multi-Strategy Fund, Centerstone Investors Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Hays Series Trust, Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, Neiman Funds, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Total Income+ Real Estate Fund, Tributary Funds, Inc., and Two Roads Shared Trust.

(a)(2) Archer Distributors, LLC, is the principal underwriter for all series of Arrow Investment Trust, except the Arrow DWA Tactical ETF. Archer Distributors, LLC does not act as principal underwriter for other funds outside the Trust.

(b)(1) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130. To the best of Registrant's knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Brian Nielsen	Manager, Chief Executive Officer, Secretary	None
William Wostoupal	President	None
Daniel Applegarth	Treasurer/FINOP	None
Mike Nielsen	Chief Compliance Officer, AML Compliance Officer	None
Bill Strait	General Counsel	None

(b)(2) Archer Distributors, LLC is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of Archer Distributors, LLC is 6100 Chevy Chase Dr., Suite 100, Laurel, MD 20707. To the best of Registrant's knowledge, the following are the members and officers of Archer Distributors, LLC:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Jake Griffith	President	Secretary
Kristin Stelljes	Chief Compliance Officer	None
Estee C. Dorfman	FINOP	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser,

Principal Underwriters, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in the SAIs.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. The Registrant undertakes that each Fund's Subsidiary will submit to inspection by the Securities and Exchange Commission.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 28th day of November, 2016.

Arrow Investments Trust

By: /s/ Michael V. Wible

Michael V. Wible, Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of November, 2016.

Name	Title
Robert S. Andrialis*	Trustee
Paul Montgomery*	Trustee
Thomas T. Sarkany*	Trustee
Joseph Barrato*	Trustee, President and Principal Executive Officer
Sam Singh*	Treasurer and Principal Financial Officer

*By: /s/ Michael V. Wible

Michael V. Wible, Attorney-in-fact

Exhibit Index

1.    Consent of Thompson Hine LLP EX-99-28.i

2.      Consent of Independent Registered Public Accounting Firm EX-99-28.j